UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05149 and 811-10631

Name of Fund:  Merrill Lynch Funds for Institutions Series

Merrill Lynch Government Fund

Merrill Lynch Institutional Fund

Merrill Lynch Institutional Tax-Exempt Fund

Merrill Lynch Premier Institutional Fund

Merrill Lynch Select Institutional Fund

Merrill Lynch Treasury Fund

Master Institutional Money Market LLC

Merrill Lynch Institutional Portfolio

Merrill Lynch Institutional Tax-Exempt Portfolio

Merrill Lynch Premier Institutional Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive Officer, Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:  P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code:  (800) 626-1960

Date of fiscal year end: 04/30/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Government Fund
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value

U.S. Government Agency Issues — 45.7%
Federal Home Loan Banks Bonds	$75,000,000	2.25%	02/13/09	$74,994,376
	55,200,000	2.56%	02/13/09	55,200,000
	51,900,000	5.00%	02/20/09	51,967,777
	50,000,000	5.25%	03/13/09	50,153,966
Federal Home Loan Banks D/N	75,000,000	0.26%	05/15/09	74,944,750
	125,000,000	0.28%	05/18/09	124,897,917
	190,000,000	1.18%	06/01/09	189,258,894
	65,000,000	1.21%	06/08/09	64,724,725
	483,000,000	0.30%	06/15/09	482,464,675
Federal Home Loan Mortgage Corp. Bonds	25,000,000	4.75%	03/05/09	25,050,705
Federal Home Loan Mortgage Corp. D/N	124,316,000	2.43%	02/02/09	124,316,000
	100,000,000	2.23%	02/18/09	99,900,889
	50,000,000	2.60%	02/18/09	49,942,222
	450,000,000	2.55%	02/25/09	449,266,875
	125,000,000	1.70%	02/27/09	124,852,431
	50,000,000	1.08%	03/02/09	49,958,000
	250,000,000	2.05%	03/03/09	249,587,153
	120,000,000	2.05%	03/13/09	119,733,500
	130,000,000	1.15%	03/16/09	129,825,583
	90,000,000	1.70%	03/23/09	89,791,750
	150,000,000	1.05%	03/25/09	149,776,875
	150,000,000	2.79%	03/31/09	149,337,353
	145,000,000	1.11%	04/07/09	144,713,867
	200,000,000	1.45%	04/09/09	199,468,333
	275,000,000	1.35%	04/20/09	274,205,938
	200,000,000	1.17%	04/21/09	199,493,000
	150,000,000	0.47%	06/18/09	149,733,667
	150,000,000	0.48%	06/22/09	149,720,000
Federal National Mortgage Association Bonds	10,000,000	3.25%	02/15/09	10,003,279
Federal National Mortgage Association D/N	107,000,000	0.75%	02/02/09	107,000,000
	49,025,000	2.20%	02/17/09	48,980,060
	330,000,000	2.60%	02/17/09	329,642,500
	100,000,000	2.33%	03/04/09	99,805,833
	250,000,000	1.10%	03/16/09	249,679,167
	250,000,000	1.40%	03/30/09	249,455,556
	100,000,000	2.34%	03/31/09	99,629,500
	45,330,000	1.11%	04/06/09	45,241,946
	35,000,000	1.11%	04/08/09	34,929,854
	159,550,000	1.10%	05/06/09	159,096,612
	250,000,000	1.20%	05/11/09	249,183,333
	150,000,000	0.25%	05/13/09	149,500,000
	150,000,000	0.25%	05/18/09	149,890,625
	150,000,000	0.45%	05/18/09	149,803,125
	250,000,000	0.45%	05/20/09	249,665,625

Issue	Face Amount	Interest Rate*	Maturity Date	Value

U.S. Government Agency Issues (continued)
	$225,000,000	0.30%	06/01/09	$224,776,875
	125,000,000	1.30%	06/22/09	124,368,056
Total U.S. Government Agency Issues (Cost $6,827,933,167)				6,827,933,167

U.S. Government Agency Issues — Variable Rate — 15.9%
Federal Farm Credit Banks	175,000,000	0.30%	09/15/09	174,994,815
	150,000,000	0.31%	11/16/09	150,000,000
	60,000,000	0.43%	07/06/10	60,000,000
Federal Home Loan Banks	250,000,000	2.17%	02/11/09	250,000,704
	250,000,000	0.31%	03/04/09	250,000,000
	50,000,000	2.00%	06/04/09	49,992,406
	100,000,000	0.99%	07/14/09	100,008,367
	300,000,000	1.00%	02/05/10	300,000,000
	250,000,000	0.87%	02/15/10	250,000,000
	350,000,000	1.25%	07/09/10	349,899,515
Federal Home Loan Mortgage Corp.	118,125,000	1.33%	09/25/09	118,102,636
	68,830,000	0.34%	09/28/09	68,818,876
	260,000,000	1.06%	07/14/10	259,868,938
Total U.S. Government Agency Issues — Variable Rate (Cost $2,381,686,257)				2,381,686,257

Face Amount	Issue	Value

Repurchase Agreements — 38.4%
$600,000,000	Bank of America Securities LLC, purchased on 01/30/09 to yield 0.28% to 02/02/09 collateralized by federal obligations with an aggregate value of $612,000,001.	600,000,000
100,000,000	Barclays Capital Inc., purchased on 01/30/09 to yield 0.23% to 02/02/09 collateralized by federal obligations with an aggregate value of $102,000,000.	100,000,000
900,000,000	Barclays Capital Inc., purchased on 01/30/09 to yield 0.28% to 02/02/09 collateralized by federal obligations with an aggregate value of $918,000,000.	900,000,000
90,468,000	Credit Suisse Securities (USA) LLC, purchased on 01/30/09 to yield 0.23% to 02/02/09 collateralized by federal obligations with an aggregate value of $92,277,360.	90,468,000
300,000,000	Credit Suisse Securities (USA) LLC, purchased on 01/30/09 to yield 0.30% to 02/02/09 collateralized by federal obligations with an aggregate value of $306,000,000.	300,000,000
100,000,000	Deutsche Bank Securities Inc., purchased on 01/30/09 to yield 0.23% to 02/02/09 collateralized by federal obligations with an aggregate value of $103,000,000.	100,000,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    1

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Treasury Fund
Schedule of Investments (concluded)

Face Amount	Issue	Value

Repurchase Agreements (continued)
$1,101,695,000	Deutsche Bank Securities Inc., purchased on 01/30/09 to yield 0.29% to 02/02/09 collateralized by federal obligations with an aggregate value of $1,134,745,850.	$1,101,695,000
500,000,000	Deutsche Bank Securities Inc., purchased on 11/18/08 to yield 1.30% to 02/05/09 collateralized by federal obligations with an aggregate value of $515,000,000.	500,000,000
126,900,000	Goldman Sachs & Co., purchased on 01/30/09 to yield 0.29% to 02/02/09 collateralized by federal obligations with an aggregate value of $129,438,000	126,900,000
100,000,000	Greenwich Capital Markets Inc., purchased on 01/28/09 to yield 0.29% to 02/02/09 collateralized by federal obligations with an aggregate value of $102,000,000.	100,000,000
500,000,000	Greenwich Capital Markets Inc., purchased on 01/06/09 to yield 0.20% to 02/05/09 collateralized by federal obligations with an aggregate value of $510,000,000.	500,000,000
300,000,000	Greenwich Capital Markets Inc., purchased on 01/15/09 to yield 0.24% to 02/18/09 collateralized by federal obligations with an aggregate value of $306,000,000.	300,000,000
400,000,000	Greenwich Capital Markets Inc., purchased on 01/21/09 to yield 0.28% to 02/23/09 collateralized by federal obligations with an aggregate value of $408,000,000.	400,000,000
300,000,000	Greenwich Capital Markets Inc., purchased on 01/28/09 to yield 0.30% to 03/04/09 collateralized by federal obligations with an aggregate value of $306,000,000.	300,000,000

Face Amount	Issue	Value

Repurchase Agreements (continued)
$175,000,000	Merrill Lynch Government Securities Inc., purchased on 01/30/09 to yield 0.30% to 02/02/09 collateralized by federal obligations with an aggregate value of $178,500,000.	$175,000,000
25,596,000	Morgan Stanley & Co. Inc., purchased on 01/30/09 to yield 0.27% to 02/02/09 collateralized by federal obligations with an aggregate value of $26,107,920.	25,596,000
125,000,000	UBS Securities LLC, purchased on 01/30/09 to yield 0.28% to 02/02/09 collateralized by federal obligations with an aggregate value of $127,500,000.	125,000,000

Total Repurchase Agreements (Cost $5,744,659,000)	5,744,659,000
Total Investments In Securities — 100.0% (Cost $14,954,278,424)	$14,954,278,424

Note — Costs for federal income tax purposes is $14,954,278,424.

*	Repurchase Agreements bear interest payable at fixed dates or upon maturity. Some U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at January 31, 2009. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

D/N — Discount Notes

•	Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1	—
Level 2	$14,954,278,424
Level 3	—
Total	$14,954,278,424

This information is authorized for distribution only when it is accompanied or preceded by a current prospectus for the Merrill Lynch Funds For Institutions Series, which contains more complete information, including fees and expenses. Please read the prospectus carefully prior to investing or sending money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and subject to change. Portfolio holdings should not be deemed as a recommendation to purchase any of the securities listed above.

Prepared by BlackRock Investments, Inc.
©2009 BlackRock, Inc. Member FINRA. All Rights Reserved.

2    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Merrill Lynch Institutional Fund
Schedule of Investments

JANUARY 31, 2009
(Unaudited)

Face Amount	Money Market Funds	Value
$23,693,013,013	Merrill Lynch Institutional Portfolio	$23,693,013,013
Total Investments — 100.1%	23,693,013,013
Liabilities in Excess of Other Assets — (0.1%)	(28,967,714)
Net Assets — 100.0%	$23,664,045,299

•	Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1	—
Level 2	$23,693,013,013
Level 3	—
Total	$23,693,013,013

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     1

Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments

JANUARY 31, 2009
(Unaudited)

Face Amount	Money Market Funds	Value
$14,608,538,035	Merrill Lynch Institutional Tax-Exempt Portfolio	$14,608,538,035
Total Investments — 100.1%	14,608,538,035
Liabilities in Excess of Other Assets — (0.1%)	(8,388,298)
Net Assets — 100.0%	$14,600,149,737

•	Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1	—
Level 2	$14,608,538,035
Level 3	—
Total	$14,608,538,035

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     1

Merrill Lynch Premier Institutional Fund
Schedule of Investments

JANUARY 31, 2009
(Unaudited)

Face Amount	Money Market Funds	Value
$20,100,833,422	Merrill Lynch Premier Institutional Portfolio	$20,100,833,422
Total Investments — 100.1%	20,100,833,422
Liabilities in Excess of Other Assets — (0.1%)	(25,751,510)
Net Assets — 100.0%	$20,075,081,912

•	Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1	—
Level 2	$20,100,833,422
Level 3	—
Total	$20,100,833,422

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     1

Merrill Lynch Select Institutional Fund
Schedule of Investments

JANUARY 31, 2009
(Unaudited)

Face Amount	Money Market Funds	Value
$2,763,244,165	Merrill Lynch Institutional Portfolio	$2,763,244,165
Total Investments — 100.2%	2,763,244,165
Liabilities in Excess of Other Assets — (0.2%)	(4,753,845)
Net Assets — 100.0%	$2,758,490,320

•	Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1	—
Level 2	$2,763,244,165
Level 3	—
Total	$2,763,244,165

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     1

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Treasury Fund
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value

U.S. Government Issues — 100.0%
U.S. Treasury Bills	$1,267,000	0.06%	02/05/09	$1,266,994
	6,077,000	0.31%	02/05/09	6,076,843
	100,000,000	0.44%	02/05/09	99,996,375
	1,200,000,000	0.53%	02/05/09	1,199,947,000
	100,000,000	1.88%	02/05/09	99,984,333
	53,836,000	1.89%	02/05/09	53,827,516
	100,000,000	1.93%	02/05/09	99,983,958
	1,385,444,000	0.36%	02/12/09	1,385,307,380
	100,000,000	1.99%	02/12/09	99,944,833
	100,000,000	2.00%	02/12/09	99,944,528
	1,370,000,000	0.15%	02/19/09	1,369,902,957
	95,000,000	1.99%	02/19/09	94,910,726
	1,350,000,000	0.15%	02/26/09	1,349,865,000
	95,000,000	1.91%	02/26/09	94,879,033
	783,239,000	0.05%	03/05/09	783,205,277
	1,000,000,000	0.14%	03/05/09	999,879,447
	1,928,000	0.07%	03/12/09	1,927,850
	90,000,000	0.09%	03/12/09	89,991,925
	416,323,000	0.04%	03/19/09	416,301,782
	775,000,000	0.05%	04/02/09	774,936,493
	1,250,000,000	0.15%	04/09/09	1,249,656,250
	1,000,000,000	0.12%	04/16/09	999,756,667
	552,830,000	0.14%	04/23/09	552,658,008
	750,000,000	0.15%	04/30/09	749,728,125
	145,484,000	0.99%	05/07/09	145,107,734
	100,000,000	0.27%	06/25/09	99,892,353
	250,000,000	0.35%	07/30/09	249,573,542
U.S. Treasury Notes	65,750,000	2.63%	03/15/09	65,940,224
	226,420,000	4.88%	05/15/09	229,396,742

Total U.S. Government Issues (Cost $13,463,789,895)	13,463,789,895
Total Investments In Securities — 100.0% (Cost $13,463,789,895)	$13,463,789,895

Note — Costs for federal income tax purposes is $13,463,789,895.

*	U.S. Treasury Bills are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates or upon maturity.

•	Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1	—
Level 2	$13,463,789,895
Level 3	—
Total	$13,463,789,895

This information is authorized for distribution only when it is accompanied or preceded by a current prospectus for the Merrill Lynch Funds For Institutions Series, which contains more complete information, including fees and expenses. Please read the prospectus carefully prior to investing or sending money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and subject to change. Portfolio holdings should not be deemed as a recommendation to purchase any of the securities listed above.

Prepared by BlackRock Investments, Inc.

©2009 BlackRock, Inc. Member FINRA. All Rights Reserved.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    1

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Institutional Portfolio
Schedule of Investments
Institutional & Select Funds**

Issue	Face Amount	Interest Rate*	Maturity Date	Value

U.S. Government Agency Issues — 8.2%
Federal Home Loan Banks D/N	$94,060,000	0.20%	03/18/09	$94,037,008
	100,000,000	1.80%	05/13/09	99,500,000
	200,000,000	0.52%	06/29/09	199,575,333
Federal Home Loan Mortgage Corp. D/N	200,000,000	1.23%	04/01/09	199,603,667
	400,000,000	1.15%	04/21/09	399,003,333
	300,000,000	0.26%	05/08/09	299,794,167
	300,000,000	0.50%	07/07/09	299,354,167
Federal National Mortgage Association D/N	50,000,000	0.25%	05/13/09	49,965,278
	86,250,000	2.00%	05/14/09	85,766,042
	270,000,000	1.22%	05/15/09	269,066,700
	75,000,000	0.21%	05/20/09	74,953,188
	135,000,000	1.30%	06/22/09	134,317,500
Total U.S. Government Agency Issues (Cost $2,204,936,383)				2,204,936,383

U.S. Government Agency Issues — Variable Rate — 6.7%
Federal Home Loan Bank	158,085,000	1.35%	03/20/09	158,103,586
	168,950,000	0.29%	08/13/09	168,950,000
	245,485,000	0.25%	08/14/09	245,472,008
	147,815,000	0.87%	02/15/10	147,815,000
	256,120,000	1.25%	07/09/10	256,046,468
Federal Home Loan Mortgage Corp.	427,805,000	1.33%	09/25/09	427,724,005
	257,045,000	0.34%	09/28/09	257,003,458
	156,000,000	1.06%	07/14/10	155,921,363
Total U.S. Government Agency Issues — Variable Rate (Cost $1,817,035,888)				1,817,035,888

Certificates of Deposit — 3.0%
Bank of America N.A.	24,000,000	3.00%	03/03/09	24,033,533
	75,000,000	2.45%	05/19/09	75,000,000
Chase Bank USA N.A.	165,000,000	0.52%	07/15/09	165,000,000
Citibank N.A.	51,850,000	1.03%	03/02/09	51,850,000
	125,000,000	1.50%	03/17/09	125,000,000
	150,000,000	1.45%	03/19/09	150,000,000
	54,000,000	1.33%	03/31/09	54,000,000
	54,000,000	1.40%	04/02/09	54,000,000
	100,000,000	0.55%	04/09/09	100,000,000
Total Certificates of Deposit (Cost $798,883,533)				798,883,533

Certificates of Deposit — Variable Rate — 0.6%
Wachovia Bank N.A.	157,200,000	1.83%	08/04/09	157,200,000

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Certificates of Deposit — Variable Rate (continued)
Total Certificates of Deposit — Variable Rate (Cost $157,200,000)				$157,200,000

Yankee Certificates of Deposit — 40.0%
Banco Bilbao Vizcaya Argentaria, S.A. NY	$165,000,000	3.36%	02/04/09	165,000,091
	180,000,000	2.66%	03/10/09	180,001,784
	125,000,000	1.94%	03/12/09	125,001,313
	170,000,000	2.71%	04/14/09	170,003,314
	65,000,000	0.81%	04/29/09	65,001,550
	200,000,000	2.77%	05/12/09	200,005,425
	75,000,000	0.96%	07/13/09	75,003,338
	90,000,000	1.16%	08/03/09	90,004,499
Banco Santander, NY	320,000,000	3.70%	02/24/09	320,000,000
	175,000,000	2.78%	05/12/09	175,000,000
	250,000,000	2.85%	05/26/09	250,000,000
Barclays Bank Plc, NY	101,000,000	2.33%	02/03/09	101,000,000
	400,000,000	2.00%	02/05/09	400,000,000
	100,000,000	2.00%	02/09/09	100,000,000
	145,000,000	1.85%	02/11/09	145,000,000
	225,000,000	0.40%	02/23/09	225,000,000
BNP Paribas, NY	210,000,000	3.10%	02/18/09	210,000,000
	325,000,000	3.12%	02/20/09	325,000,000
	300,000,000	2.08%	03/05/09	300,000,000
	50,000,000	0.63%	04/17/09	50,000,000
	273,000,000	2.29%	06/08/09	273,000,000
	90,000,000	1.17%	07/08/09	90,000,000
DNB Norbank ASA, NY	56,000,000	1.90%	02/09/09	56,000,000
	100,000,000	2.05%	02/09/09	100,000,000
	100,000,000	1.33%	03/24/09	100,000,000
Intesa San Paolo SPA, NY	77,250,000	1.85%	03/10/09	77,250,000
	175,650,000	1.45%	03/11/09	175,650,000
Lloyds TSB Bank Plc, NY	200,000,000	2.00%	02/17/09	200,000,000
	228,000,000	2.10%	03/04/09	228,000,000
	40,000,000	1.80%	03/17/09	40,000,000
	100,000,000	1.52%	07/13/09	100,000,000
Mizuho Corporate Bank Ltd.,NY	78,600,000	2.00%	02/12/09	78,600,000
	170,000,000	1.50%	02/17/09	170,000,000
Nordea Bank Finland Plc, NY	371,000,000	3.41%	02/24/09	371,000,000
	150,000,000	2.15%	02/25/09	150,000,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    1

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Institutional Portfolio
Schedule of Investments (continued)
Institutional & Select Funds**

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Yankee Certificates of Deposit (continued)
Rabobank Nederland NV, NY	$57,755,000	0.70%	02/12/09	$57,755,000
	150,000,000	3.01%	02/19/09	150,000,000
	110,000,000	0.90%	03/16/09	110,000,000
	250,000,000	0.55%	04/23/09	250,000,000
	180,000,000	0.70%	07/13/09	180,000,000
	220,000,000	0.85%	08/03/09	220,000,000
Royal Bank of Scotland, NY	325,000,000	3.15%	02/20/09	325,000,000
	340,000,000	3.14%	03/09/09	340,000,000
	200,000,000	1.40%	03/30/09	200,000,000
San Paolo IMI SPA, NY	225,000,000	2.24%	03/03/09	225,000,000
	165,000,000	3.24%	03/03/09	165,000,000
	175,000,000	1.30%	03/16/09	175,000,000
	100,000,000	1.21%	03/18/09	100,001,219
	190,000,000	2.85%	05/12/09	190,000,000
Societe Generale, NY	300,000,000	2.23%	03/04/09	300,000,000
	126,200,000	1.96%	03/05/09	126,200,000
	47,700,000	1.50%	03/11/09	47,700,000
	135,500,000	1.60%	06/17/09	135,500,000
	100,000,000	1.40%	07/07/09	100,000,000
	200,000,000	1.05%	07/13/09	200,000,000
	60,000,000	0.82%	07/14/09	60,000,000
Svenska Handelsbanken, NY	175,000,000	2.96%	02/03/09	175,000,048
	100,000,000	1.40%	02/12/09	100,000,000
	45,000,000	1.95%	03/11/09	45,000,000
Toronto Dominion Bank, NY	98,000,000	3.03%	02/11/09	98,000,000
	110,000,000	3.01%	02/13/09	110,000,000
	87,600,000	2.50%	06/09/09	87,600,000
	143,150,000	2.42%	06/11/09	143,150,000
UBS AG (Stamford Branch)	156,000,000	1.70%	03/18/09	156,000,000
	50,000,000	1.40%	03/31/09	50,000,000
	270,000,000	1.20%	04/14/09	270,000,000
Total Yankee Certificates of Deposit (Cost $10,772,427,581)				10,772,427,581

Corporate Notes — Variable Rates — 3.0%
Bank of Montreal, Chicago Branch	248,700,000	0.94%	10/05/09	248,700,000
HSBC USA, Inc.	46,470,000	1.56%	10/15/09	46,470,000
ING Bank NV	141,000,000	2.47%	08/24/09	141,000,000
Lloyds Banking Group Plc(b)	190,000,000	2.81%	08/07/09	190,000,000

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Corporate Notes — Variable Rates (continued)
Nordea Bank AB	$176,000,000	1.51%	10/23/09	$176,000,000
Total Corporate Notes — Variable Rates (Cost $802,170,000)				802,170,000

Medium Term Note — Variable Rate — 0.3%
ING USA Global Funding	73,970,000	2.03%	09/18/09	73,970,000
Total Medium Term Note — Variable Rate (Cost $73,970,000)				73,970,000

Master Notes — Variable Rate — 2.4%
Hartford Life Insurance Co.(a)(c)	80,000,000	0.75%	10/01/09	80,000,000
ING USA Annuity & Life Insurance Co.(a)(c)	100,000,000	3.39%	09/23/09	100,000,000
Metlife Insurance Co. of Connecticut(a)(c)	50,000,000	0.74%	09/01/09	50,000,000
New York Life Insurance Co.(a)(c)	282,405,000	1.47%	04/13/09	282,405,000
Transamerica Life Insurance Co.(a)(c)	125,000,000	0.84%	10/02/09	125,000,000
Total Master Notes — Variable Rate (Cost $637,405,000)				637,405,000

Commercial Paper — 12.5%
Bank of America Corp.	100,000,000	2.97%	02/09/09	99,942,347
	350,000,000	2.96%	03/12/09	348,906,444
CBA Delaware Finance Inc.	50,000,000	0.79%	05/04/09	49,900,153
Citigroup Funding Inc.	200,000,000	2.30%	02/13/09	199,859,444
	125,000,000	2.05%	02/19/09	124,878,993
	96,000,000	2.24%	02/23/09	95,874,560
Citigroup Funding Inc.-TLGP	25,000,000	0.25%	03/05/09	24,994,618
Danske Corp.	200,000,000	2.30%	02/10/09	199,897,778
	10,000,000	1.00%	02/17/09	9,995,833
	43,256,000	1.25%	03/23/09	43,182,405
	200,000,000	1.24%	04/06/09	199,566,000
JPMorgan Chase Funding Inc.	100,000,000	1.50%	02/06/09	99,983,333
Nordea North America	41,200,000	1.95%	03/05/09	41,130,818
Rabobank USA Financial Corp.	300,000,000	0.30%	02/24/09	299,945,000
San Paolo IMI US Financial Co.	18,000,000	1.32%	03/02/09	17,981,520
	75,000,000	0.92%	04/20/09	74,852,417
	80,000,000	1.35%	05/04/09	79,727,000

2    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Institutional Portfolio
Schedule of Investments (continued)
Institutional & Select Funds**

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Commercial Paper (continued)
Santander Central Hispano Finance	$100,000,000	2.75%	03/17/09	$99,671,528
Societe Generale North America	45,000,000	2.27%	02/23/09	44,940,412
	99,200,000	1.43%	03/16/09	99,034,501
	140,000,000	1.39%	07/07/09	139,162,139
Ticonderoga Funding LLC	119,600,000	0.48%	02/18/09	119,574,485
UBS Finance (Delaware) LLC	108,787,000	0.58%	02/27/09	108,743,183
	155,000,000	1.08%	03/10/09	154,832,600
	50,000,000	1.11%	03/16/09	49,935,250
	100,000,000	1.40%	04/03/09	99,766,667
	150,000,000	1.30%	04/08/09	149,647,917
	100,000,000	1.30%	04/27/09	99,696,667
	20,000,000	1.30%	04/28/09	19,938,611
	135,000,000	1.28%	05/04/09	134,563,200
Victory Receivables Corp.	45,778,000	0.55%	02/18/09	45,766,810
Total Commercial Paper (Cost $3,375,892,633)				3,375,892,633

Commercial Paper (Asset-Backed) — 20.2%
Amstel Funding Corp.	84,639,000	1.20%	02/11/09	84,613,608
	40,000,000	1.30%	02/17/09	39,978,333
	100,000,000	1.80%	02/23/09	99,895,000
	60,000,000	2.10%	02/26/09	59,916,000
	50,000,000	1.45%	04/14/09	49,857,014
	50,000,000	2.00%	04/14/09	49,802,778
Atlantis One Funding Corp.	75,000,000	0.71%	05/05/09	74,863,917
Barton Capital Corp.	41,509,000	0.30%	02/13/09	41,505,195
	60,237,000	0.57%	04/06/09	60,176,914
	105,746,000	0.45%	04/08/09	105,660,081
Cafco LLC	100,000,000	3.10%	02/18/09	99,862,222
	25,900,000	3.10%	03/10/09	25,819,840
Cancara Asset Securitisation LLC	100,000,000	0.80%	03/20/09	99,897,778
Chariot Funding LLC	41,000,000	0.85%	02/09/09	40,993,224
	25,970,000	0.80%	03/06/09	25,951,532
	15,585,000	0.80%	03/10/09	15,572,532
Charta LLC	100,000,000	3.10%	03/05/09	99,733,056
	98,733,000	0.75%	03/24/09	98,630,153
Ciesco LLC	36,600,000	3.25%	02/13/09	36,563,654

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Commercial Paper (Asset-Backed) (continued)
	$100,000,000	3.10%	02/18/09	$99,862,222
	103,605,000	3.10%	03/10/09	103,284,343
Clipper Receivables Co. LLC	55,000,000	0.90%	02/27/09	54,965,625
	150,000,000	1.08%	03/03/09	149,869,500
CRC Funding LLC	70,000,000	0.75%	03/19/09	69,934,375
	100,000,000	0.45%	04/07/09	99,920,000
	150,000,000	0.42%	04/08/09	149,886,250
	110,000,000	0.43%	04/14/09	109,906,714
Dakota Notes Program	38,550,000	2.23%	02/06/09	38,540,448
Enterprise Funding LLC	63,750,000	3.35%	02/12/09	63,690,677
Falcon Asset Securitization Co. LLC	15,570,000	0.85%	02/09/09	15,567,427
	15,585,000	0.70%	02/10/09	15,582,576
	10,390,000	0.70%	02/11/09	10,388,182
	19,265,000	0.70%	02/17/09	19,259,381
	55,000,000	0.45%	03/02/09	54,980,750
	51,000,000	0.70%	03/09/09	50,965,292
	76,000,000	0.40%	03/13/09	75,967,067
Galleon Capital LLC	155,000,000	1.15%	03/03/09	154,856,410
	125,000,000	1.08%	03/04/09	124,887,500
Gemini Securitization Corp	73,000,000	0.35%	02/13/09	72,992,193
	76,931,000	0.45%	02/20/09	76,913,691
	150,000,000	0.50%	03/12/09	149,920,833
	100,000,000	0.50%	03/16/09	99,941,667
	100,000,000	0.63%	03/16/09	99,926,500
	50,000,000	0.75%	03/23/09	49,948,958
Jupiter Securitization Co. LLC	24,065,000	0.85%	02/10/09	24,060,454
	24,080,000	0.70%	02/26/09	24,068,763
Kitty Hawk Funding Corp.	50,404,000	2.95%	02/04/09	50,395,739
	70,550,000	3.35%	02/13/09	70,477,784
	49,768,000	0.45%	02/25/09	49,753,692
LMA Americas LLC	45,700,000	0.45%	02/23/09	45,688,004
	35,950,000	0.65%	03/17/09	35,922,089
Old Line Funding LLC	67,500,000	1.45%	02/17/09	67,459,219
	71,972,000	0.65%	04/13/09	71,881,035
Park Avenue Recievables Corp.	38,505,000	0.85%	02/09/09	38,498,636
	125,000,000	0.30%	02/17/09	124,984,375
	38,505,000	0.95%	03/06/09	38,472,485

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    3

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Institutional Portfolio
Schedule of Investments (concluded)
Institutional & Select Funds**

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Commercial Paper (Asset-Backed) (continued)
	$20,780,000	0.80%	03/09/09	$20,763,838
Ranger Funding Co. LLC	120,000,000	2.95%	02/04/09	119,980,333
	56,500,000	3.35%	02/12/09	56,447,424
	175,000,000	0.40%	03/18/09	174,914,444
Sheffield Receivable Corp.	100,000,000	1.53%	02/04/09	99,991,500
	50,000,000	1.53%	02/05/09	49,993,625
Solitaire Funding LLC	100,000,000	0.45%	02/12/09	99,987,500
	150,000,000	0.48%	02/17/09	149,970,000
	200,000,000	0.48%	02/20/09	199,952,000
Tulip Funding Corp	87,591,000	1.65%	02/05/09	87,578,956
	150,000,000	0.60%	02/17/09	149,962,500
Yorktown Capital LLC	60,550,000	3.35%	02/13/09	60,488,020
	50,000,000	0.30%	03/17/09	49,982,083
	50,000,000	0.60%	04/06/09	49,947,500
	200,000,000	0.65%	04/16/09	199,736,389
Total Commercial Paper (Asset-Backed) (Cost $5,432,609,799)				5,432,609,799

Face Amount	Issue	Value
Repurchase Agreements — 3.1%
$100,000,000	Bank of America Securities LLC, purchased on 01/30/09 to yield 0.22% to 02/02/09 collateralized by federal obligations with an aggregate value of $102,000,000.	100,000,000
200,000,000	Barclays Capital Inc., purchased on 01/30/09 to yield 0.23% to 02/02/09 collateralized by federal obligations with an aggregate value of $204,000,000.	200,000,000

Face Amount	Issue	Value

Repurchase Agreements (continued)
$353,166,000	Deutsche Bank Securities Inc., purchased on 01/30/09 to yield 0.27% to 02/02/09 collateralized by federal obligations with an aggregate value of $360,229,320.	$353,166,000
174,000,000	Deutsche Bank Securities Inc., purchased on 01/30/09 to yield 0.29% to 02/02/09 collateralized by federal obligations with an aggregate value of $178,820,057.	174,000,000

Total Repurchase Agreements (Cost $827,166,000)	827,166,000
Total Investments In Securities — 100.0% (Cost $26,899,696,817)	$26,899,696,817

Note — Costs for federal income tax purposes is $26,899,696,817.

*	Commercial Paper and some U.S. Government and Agency issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of the purchase by the Fund. Other securities bear interest at the rates shown; payable at fixed dates or upon maturity; the rates shown are the rates in effect at January 31, 2009. For variable rate instruments, the next date on which the interest rates is to be adjusted is deemed the maturity date for valuation.

**	Merrill Lynch Institutional Fund and Merrill Lynch Institutional Select Fund (“the Funds”) are both feeder funds which invest all of thier assets in the Merrill Lynch Institutional Portfolio (the “Master Fund”), a series of the Master Institutional Money Market LLC. Each of the Funds and the Master Fund have the same investment objectives and strategies.

(a)	Restricted securities — Investment in securities not registered -under -the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $637,405,000 -or 2.4% -of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $190,000,000 -or - 0.7% of total investments.

(c)	Illiquid Security. As of January 31, 2009, the portfolio held -2.4% of its total investments, with a current market value of $637,405,000 -in these securities.

•	Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1	—
Level 2	$26,899,696,817
Level 3	—
Total	$26,899,696,817

This information is authorized for distribution only when it is accompanied or preceded by a current prospectus for the Merrill Lynch Funds For Institutions Series, which contains more complete information, including fees and expenses. Please read the prospectus carefully prior to investing or sending money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and subject to change. Portfolio holdings should not be deemed as a recommendation to purchase any of the securities listed above.

Prepared by BlackRock Investments, Inc.
©2009 BlackRock, Inc. Member FINRA. All Rights Reserved.

4    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments

Face Amount	Issue	Value

Alabama — 2.3%
$10,550,000	ALABAMA HSG FIN AUTH MULTI FAM 0.55% due 12/01/2035 (a)	$10,550,000
6,145,000	ALABAMA HSG FIN AUTH SINGLE 0.78% due 04/01/2014 (a)(b)	6,145,000
4,140,000	ALABAMA ST PUB SCH + COLLEGE A 0.52% due 12/01/2025 (a)(b)	4,140,000
28,290,000	BIRMINGHAM ALA WTRWKS + SWR 0.56% due 01/01/2043 (a)(b)	28,290,000
15,000,000	COLUMBIA ALA INDL DEV BRD POLLUTION 0.64% due 06/01/2022 (a)	15,000,000
21,540,000	COLUMBIA ALA INDL DEV BRD POLLUTION 0.65% due 05/01/2022 (a)	21,540,000
35,000,000	DECATUR ALA INDL DEV BRD 1.20% due 08/01/2036 (a)	35,000,000
6,550,000	HUNTSVILLE ALA EDL BLDG AUTH 0.54% due 09/01/2026 (a)	6,550,000
96,254,000	LOWER ALA GAS DIST ALA GAS 0.45% due 11/01/2027 (a)	96,254,000
22,800,000	MACON TR VAR STS 0.58% due 03/01/2012 (a)(b)	22,800,000
10,300,000	MOBILE ALA INDL DEV BRD POLLUTION 0.65% due 06/01/2015 (a)	10,300,000
16,000,000	MOBILE ALA INDL DEV BRD POLLUTION 2.00% due 07/15/2034 (a)	16,000,000
45,000,000	SOUTHEAST ALA GAS DIST ALA REV 0.35% due 08/01/2027 (a)	45,000,000
6,700,000	TUSCALOOSA CNTY ALA INDL DEV A 1.20% due 09/01/2020 (a)	6,700,000
10,000,000	WEST JEFFERSON ALA INDL DEV 2.00% due 12/01/2038 (a)	10,000,000

Alaska — 0.6%
3,500,000	ALASKA ST INTL ARPTS REV 0.60% due 10/01/2030 (a)	3,500,000
24,400,000	VALDEZ ALASKA MARINE TERM REV 0.20% due 05/01/2031 (a)	24,400,000
28,000,000	VALDEZ ALASKA MARINE TERM REV 0.43% due 05/01/2031 (a)	28,000,000
26,000,000	VALDEZ ALASKA MARINE TERM REV 0.70% due 05/01/2031 (a)	26,000,000

Arizona — 1.4%
6,575,000	ARIZONA HEALTH FACS AUTH REV 0.45% due 01/01/2035 (a)	6,575,000
57,995,000	DEUTSCHE BK SPEARS/LIFERS TR 0.54% due 12/01/2037 (a)(b)	57,995,000
23,000,000	MARICOPA CNTY ARIZ INDL DEV AUTH 0.53% due 01/01/2010 (a)(b)	23,000,000
40,685,000	MORGAN KEEGAN MUN PRODS INC 0.73% due 02/02/2009 (a)(b)	40,685,000
31,650,000	PIMA CNTY ARIZ INDL DEV AUTH 0.60% due 09/01/2029 (a)	31,650,000
25,000,000	SALT RIVER PIMA-MARICOPA 0.45% due 10/01/2025 (a)	25,000,000
14,000,000	SALT RIVER PROJ ARIZ AGRIC IMP 0.51% due 01/01/2037 (a)(b)	14,000,000

Arkansas — 0.2%
$4,865,000	ARKANSAS ST DEV FIN AUTH SINGLE 1.00% due 01/01/2037 (a)	$4,865,000
14,285,000	ARKANSAS ST DEV FIN AUTH SINGLE 1.00% due 01/01/2038 (a)	14,285,000
6,000,000	NORTHWEST ARK REGL ARPT AUTH A 0.73% due 02/01/2021 (a)	6,000,000

California — 2.0%
40,000,000	CALIFORNIA HOME MTG FIN AUTH 0.44% due 09/01/2050	40,000,000
92,300,000	LOS ANGELES CALIF 3.00% due 06/30/2009	92,834,317
163,300,000	SACRAMENTO CNTY CALIF 2.50% due 08/07/2009	164,045,968

Colorado — 3.5%
8,770,000	AURORA COLO CTFS PARTN 0.40% due 12/01/2030 (a)	8,770,000
16,850,000	AUSTIN TR VAR STS 0.56% due 06/07/2010 (a)(b)	16,850,000
11,000,000	CASTLE ROCK COLO CTFS PARTN 0.50% due 09/01/2037 (a)	11,000,000
10,000,000	COLO HSG FIN AUTH SINGLE 0.55% due 11/01/2026	10,000,000
25,000,000	COLO HSG FIN AUTH SINGLE 2.15% due 05/01/2038 (a)	25,000,000
30,000,000	COLO HSG FIN AUTH SINGLE 2.15% due 05/01/2038 (a)	30,000,000
21,330,000	COLORADO EDL + CULTURAL FACS 0.45% due 06/01/2038 (a)	21,330,000
13,000,000	COLORADO EDL + CULTURAL FACS 0.45% due 07/01/2033 (a)	13,000,000
22,580,000	COLORADO EDL + CULTURAL FACS 0.60% due 09/01/2035 (a)	22,580,000
32,940,000	COLORADO HEALTH FACS AUTH I 0.46% due 07/15/2020 (a)(b)	32,940,000
22,990,000	COLORADO HEALTH FACS AUTH REV 0.53% due 03/01/2010 (a)(b)	22,990,000
12,055,000	COLORADO HSG + FIN AUTH 0.40% due 10/01/2038 (a)	12,055,000
2,000,000	COLORADO HSG + FIN AUTH MFG 0.68% due 01/01/2032 (a)	2,000,000
47,000,000	COLORADO SPRINGS COLO UTILS REV 1.75% due 11/01/2023 (a)	47,000,000
89,500,000	COLORADO ST GEN FD REV 3.00% due 06/26/2009	89,954,548
54,900,000	DENVER COLO CITY + CNTY CTFS P 0.65% due 09/01/2029 (a)	54,900,000
26,860,000	DENVER COLO CITY + CNTY CTFS P 0.65% due 12/01/2029 (a)	26,860,000
10,000,000	REGIONAL TRANSN DIST CO SALES 0.89% due 11/01/2036 (a)(b)	10,000,000
6,000,000	SOUTHGLENN MET DIST COLO SPL 0.53% due 12/01/2030 (a)	6,000,000
5,315,000	TELLURIDE COLO EXCISE TAX REV 1.45% due 12/01/2036 (a)	5,315,000
15,030,000	TRAER CREEK MET DIST COLO REV 0.75% due 10/01/2021 (a)	15,030,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    1

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value

Colorado — (concluded)
$4,620,000	UNIVERSITY COLO ENTERPRISE SYS 1.10% due 06/01/2030 (a)(b)	$4,620,000
26,500,000	UNIVERSITY COLO HOSP AUTH REV 0.88% due 11/15/2040 (a)(b)	26,500,000

Delaware — 0.1%
14,694,916	BB+T MUN TR VARIOUS STS 0.68% due 10/01/2028 (a)(b)	14,694,916

District of Columbia — 1.1%
9,955,000	DISTRICT COLUMBIA 0.40% due 06/01/2026 (a)	9,955,000
9,490,000	DISTRICT COLUMBIA 0.45% due 06/01/2034 (a)	9,490,000
22,430,000	DISTRICT COLUMBIA 1.50% due 06/01/2029 (a)	22,430,000
13,085,000	DISTRICT COLUMBIA 1.50% due 06/01/2034 (a)	13,085,000
14,000,000	DISTRICT COLUMBIA 2.50% due 06/01/2027 (a)	14,000,000
4,790,000	DISTRICT COLUMBIA HSG FIN AGY 0.98% due 01/01/2013 (a)(b)	4,790,000
4,800,000	DISTRICT COLUMBIA REV 0.40% due 10/01/2026 (a)	4,800,000
15,475,000	DISTRICT COLUMBIA REV 0.46% due 08/15/2038 (a)	15,475,000
11,525,000	DISTRICT COLUMBIA REV 0.46% due 08/15/2038 (a)	11,525,000
13,200,000	DISTRICT COLUMBIA REV 0.54% due 06/01/2040 (a)	13,200,000
10,000,000	DISTRICT COLUMBIA REV 0.54% due 11/01/2042 (a)	10,000,000
15,515,000	DISTRICT COLUMBIA REV 0.59% due 10/01/2037 (a)(b)	15,515,000
9,575,000	DISTRICT COLUMBIA UNIV REV 0.30% due 04/01/2041 (a)	9,575,000

Florida — 7.6%
2,800,000	ALACHUA CNTY FLA HEALTH FACS A 0.47% due 12/01/2012 (a)	2,800,000
4,600,000	ALACHUA CNTY FLA HEALTH FACS A 0.47% due 12/01/2032 (a)	4,600,000
4,245,000	AUSTIN TR VAR STS 0.48% due 08/15/2033 (a)(b)	4,245,000
8,815,000	BREVARD CNTY FLA HEALTH FACS 0.47% due 08/01/2014 (a)	8,815,000
6,800,000	BREVARD CNTY FLA HEALTH FACS A 0.54% due 01/01/2034 (a)	6,800,000
35,960,000	CTY OF JACKSONVILLE 1.35% due 02/12/2009	35,960,000
11,335,000	DEUTSCHE BK SPEARS/LIFERS TR 0.50% due 06/01/2037 (a)(b)	11,335,000
10,315,000	ECLIPSE FDG TR 0.46% due 08/01/2012 (a)	10,315,000
11,680,000	ECLIPSE FDG TR 0.46% due 08/01/2032 (a)(b)	11,680,000
10,000,000	FLA HSG FIN CORP MULTIFAMILY 0.70% due 10/15/2042 (a)	10,000,000
26,450,000	FLORIDA HURRICANE CATASTROPHE 0.50% due 07/01/2013 (a)(b)	26,450,000
2,480,000	FLORIDA ST BRD ED PUB ED 0.46% due 12/01/2013 (a)(b)	2,480,000
4,500,000	FLORIDA ST BRD ED PUB ED 0.71% due 06/01/2035 (a)(b)	4,500,000
20,000,000	FLORIDA ST BRD ED PUB ED 0.75% due 06/01/2029 (a)(b)	20,000,000
4,515,000	FLORIDA ST TPK AUTH TPK REV 0.46% due 07/01/2015 (a)(b)	4,515,000

Florida — (continued)
$8,300,000	GAINESVILLE FLA UTILS SYS REV 0.65% due 10/01/2026 (a)	$8,300,000
14,000,000	HIGHLANDS CNTY FLA HEALTH FACS 0.54% due 11/15/2026 (a)	14,000,000
5,000,000	HIGHLANDS CNTY FLA HEALTH FACS 0.54% due 11/15/2031 (a)	5,000,000
5,000,000	HIGHLANDS CNTY FLA HEALTH FACS 0.54% due 11/15/2034 (a)	5,000,000
10,000,000	HIGHLANDS CNTY FLA HEALTH FACS 0.54% due 11/15/2034 (a)	10,000,000
20,000,000	HIGHLANDS CNTY FLA HEALTH FACS 0.54% due 11/15/2034 (a)	20,000,000
10,000,000	HIGHLANDS CNTY FLA HEALTH FACS 0.55% due 11/15/2021 (a)	10,000,000
10,000,000	HIGHLANDS CNTY FLA HEALTH FACS 0.55% due 11/15/2037 (a)	10,000,000
6,600,000	HILLSBOROUGH CNTY FLA HSG FIN 0.65% due 08/15/2037 (a)	6,600,000
9,555,000	HILLSBOROUGH CNTY FLA SOLID 0.51% due 09/01/2034 (a)(b)	9,555,000
10,965,000	JACKSONVILLE FLA CAP PROJ REV 0.54% due 10/01/2034 (a)	10,965,000
58,400,000	JACKSONVILLE FLA TRANS REV 0.40% due 10/01/2032 (a)	58,400,000
4,000,000	JACKSONVILLE FLA TRANS REV 1.00% due 10/01/2027 (a)	4,000,000
54,955,000	JEA FLA ELEC SYS REV 0.25% due 10/01/2031 (a)	54,955,000
13,255,000	JEA FLA ELEC SYS REV 0.28% due 10/01/2038 (a)	13,255,000
19,190,000	JEA FLA ELEC SYS REV 1.00% due 10/01/2036 (a)	19,190,000
59,490,000	JEA FLA ELEC SYS REV 1.00% due 10/01/2040 (a)	59,490,000
8,925,000	JEA FLA ELEC SYS REV 1.00% due 10/01/2040 (a)	8,925,000
65,190,000	JEA FLA WTR + SWR SYS REV 0.33% due 10/01/2041 (a)	65,190,000
17,570,000	JEA FLA WTR + SWR SYS REV 0.35% due 10/01/2038 (a)	17,570,000
30,000,000	JEA FLA WTR + SWR SYS REV 0.35% due 10/01/2042 (a)	30,000,000
16,500,000	LEE CNTY FLA HOSP BRD DIRECTOR 5.00% due 04/01/2018 (a)	16,500,000
8,400,000	MIAMI DADE CNTY FLA INDL DEV 0.70% due 09/01/2027 (a)	8,400,000
10,000,000	MIAMI-DADE CNTY FLA AVIATION 0.64% due 10/01/2039 (a)(b)	10,000,000
20,000,000	ORLANDO + ORANGE CNTY EXPWY AUTH 0.49% due 07/01/2040 (a)	20,000,000
75,000,000	ORLANDO FLA UTILS COMMN UTIL 0.28% due 10/01/2033 (a)	75,000,000
10,400,000	PALM BEACH CNTY FLA EDL FACS A 0.45% due 04/01/2033 (a)(b)	10,400,000
8,040,000	PEMBROKE PINES FLA CAP IMPT REV 0.54% due 10/01/2038 (a)	8,040,000
5,290,000	POLK CNTY FLA INDL DEV AUTH 0.54% due 08/01/2028 (a)	5,290,000

2    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value

Florida — (concluded)
$14,665,000	SARASOTA-MANATEE ARPT AUTH FLA 0.47% due 08/01/2014 (a)	$14,665,000
10,000,000	SEMINOLE CNTY FLA SCH DIST 3.00% due 09/23/2009	10,082,830
10,600,000	ST JOHNS CNTY FLA INDL DEV AUTH 0.54% due 12/15/2026 (a)	10,600,000
23,100,000	ST JOHNS CNTY FLA INDL DEV AUTH 0.54% due 12/15/2026 (a)	23,100,000
201,085,000	ST LUCIE CNTY FLA POLLUTN CTL 0.49% due 09/01/2028 (a)	201,085,000
25,700,000	ST LUCIE CNTY FLA SOLID WASTE 0.72% due 05/01/2024 (a)	25,700,000
50,515,000	SUNSHINE ST GOVERNMENTAL FING 3.00% due 07/01/2016 (a)	50,515,000
7,375,000	TALLAHASSEE FLA ENERGY SYS REV 0.89% due 10/01/2035 (a)(b)	7,375,000

Georgia — 3.5%
7,965,000	ALBANY-DOUGHERTY CNTY GA HOSP 0.47% due 09/01/2032 (a)	7,965,000
53,970,000	ALBANY-DOUGHERTY CNTY GA HOSP 1.00% due 09/01/2032 (a)	53,970,000
14,540,000	ALPHARETTA GA DEV AUTH REV 0.54% due 01/01/2038 (a)	14,540,000
16,300,000	APPLING CNTY GA DEV AUTH POLLUTION 0.70% due 12/01/2018 (a)	16,300,000
12,000,000	ATLANTA GA URBAN RESIDENTIAL 0.61% due 12/01/2040 (a)	12,000,000
7,000,000	ATLANTA GA URBAN RESIDENTIAL F 0.68% due 03/01/2038 (a)	7,000,000
38,000,000	BARTOW CNTY GA DEV AUTH POLLUTION 0.35% due 09/01/2029 (a)	38,000,000
7,900,000	BURKE CNTY GA DEV AUTH POLLUTION 2.10% due 09/01/2030 (a)	7,900,000
3,245,000	CLAYTON CNTY GA HSG AUTH MULTI 0.78% due 10/01/2041 (a)	3,245,000
6,100,000	COBB CNTY GA DEV AUTH POLLUTION 0.40% due 07/01/2011 (a)	6,100,000
14,785,000	COBB CNTY GA DEV AUTH REV 0.55% due 07/01/2034 (a)	14,785,000
11,850,000	COBB CNTY GA HSG AUTH MULTI/FAMILY 0.74% due 10/01/2035 (a)	11,850,000
9,095,000	COLQUITT CNTY GA HOSP AUTH REV 0.60% due 03/01/2023 (a)	9,095,000
33,035,000	DE KALB CNTY GA HOSP AUTH REV 0.54% due 09/01/2035 (a)	33,035,000
12,525,000	EAST POINT GA HSG AUTH MULTI/FAMILY 0.55% due 06/01/2036 (a)	12,525,000
7,000,000	FAYETTE CNTY GA HOSP AUTH REV 0.54% due 06/01/2037 (a)	7,000,000
10,080,000	FLOYD CNTY GA DEV AUTH POLLUTION 0.35% due 09/01/2026 (a)	10,080,000
10,000,000	FLOYD CNTY GA DEV AUTH REV 0.54% due 06/01/2038 (a)	10,000,000
7,200,000	FULTON CNTY GA DEV AUTH INDL R 0.55% due 12/15/2014 (a)	7,200,000

Georgia — (concluded)
$3,500,000	FULTON CNTY GA DEV AUTH REV 0.40% due 05/01/2037 (a)	$3,500,000
12,000,000	FULTON CNTY GA DEV AUTH REV 0.54% due 04/01/2033 (a)	12,000,000
18,000,000	FULTON CNTY GA DEV AUTH REV 0.54% due 06/01/2035 (a)	18,000,000
18,500,000	FULTON CNTY GA DEV AUTH REV 0.54% due 09/01/2035 (a)	18,500,000
6,000,000	FULTON CNTY GA DEV AUTH REV 0.54% due 12/01/2033 (a)	6,000,000
1,645,000	FULTON CNTY GA WTR + SEW REV 0.78% due 01/01/2035 (a)(b)	1,645,000
2,335,000	GWINNETT CNTY GA DEV AUTH REV 0.54% due 09/01/2025 (a)	2,335,000
6,945,000	GWINNETT CNTY GA HOSP AUTH REV 0.47% due 07/01/2034 (a)	6,945,000
8,975,000	GWINNETT CNTY GA HOSP AUTH REV 0.47% due 07/01/2042 (a)	8,975,000
17,800,000	HEARD CNTY GA DEV AUTH POLLUTION 0.70% due 12/01/2037 (a)	17,800,000
19,715,000	METROPOLITAN ATLANTA RAPID TRANSIT 0.63% due 07/01/2021 (a)(b)	19,715,000
15,000,000	MONROE CNTY GA DEV AUTH POLLUTION 0.35% due 12/01/2041 (a)	15,000,000
11,700,000	MONROE CNTY GA DEV AUTH POLLUTION 0.40% due 04/01/2032 (a)	11,700,000
11,800,000	MONROE CNTY GA DEV AUTH POLLUTION 1.95% due 11/01/2048 (a)	11,800,000
10,000,000	MUNICIPAL ELEC AUTH GA 1.50% due 01/01/2048 (a)	10,000,000
8,700,000	PRIVATE COLLEGES + UNIVS AUTH 0.58% due 10/01/2031 (a)	8,700,000
8,805,000	PRIVATE COLLEGES + UNIVS AUTH 0.58% due 10/01/2032 (a)	8,805,000
10,200,000	PUTNAM CNTY GA DEV AUTH POLLUTION 0.35% due 03/01/2024 (a)	10,200,000
6,000,000	PUTNAM CNTY GA DEV AUTH POLLUTION 2.10% due 07/14/2009 (a)	6,000,000
27,000,000	RICHMOND CNTY GA HOSP AUTH REV 0.54% due 01/01/2036 (a)	27,000,000

Hawaii — 0.4%
4,950,000	HAWAII ST 0.70% due 05/01/2028 (a)(b)	4,950,000
15,000,000	HAWAII ST DEPT BUDGET + FIN 0.53% due 07/01/2009 (a)(b)	15,000,000
23,850,000	HONOLULU HAWAII CITY + CNTY 0.98% due 07/01/2014 (a)(b)	23,850,000
7,500,000	HONOLULU HAWAII CITY + CNTY 1.09% due 07/01/2024 (a)(b)	7,500,000

Idaho — 0.3%
27,800,000	IDAHO ST 3.00% due 06/30/2009	27,941,743
19,000,000	IDAHO ST BLDG AUTH BLDG REV 0.45% due 09/01/2025 (a)	19,000,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    3

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value

Illinois — 5.5%
$1,550,000	AURORA ILL INDL DEV REV 0.99% due 10/01/2018 (a)	$1,550,000
2,390,000	BB+T MUN TR VARIOUS STS 0.45% due 12/01/2033 (a)(b)	2,390,000
4,815,000	CHICAGO ILL 0.53% due 01/01/2042 (a)(b)	4,815,000
5,800,000	CHICAGO ILL 0.70% due 01/01/2037 (a)(b)	5,800,000
7,000,000	CHICAGO ILL INDL DEV REV 0.70% due 06/01/2022 (a)	7,000,000
15,260,000	CHICAGO ILL O HARE INTL ARPT R 0.70% due 01/01/2018 (a)	15,260,000
4,015,000	CHICAGO ILL O HARE INTL ARPT S 0.70% due 03/01/2037 (a)	4,015,000
2,900,000	CHICAGO ILL SOLID WASTE DISP 1.50% due 12/01/2015 (a)	2,900,000
6,000,000	CHICAGO ILL WASTEWATER TRANS 0.65% due 01/01/2039 (a)	6,000,000
20,000,000	CHICAGO ILL WTR REV 0.40% due 11/01/2031 (a)	20,000,000
20,105,000	CHICAGO ILL WTR REV 0.45% due 11/01/2030 (a)	20,105,000
3,200,000	COOK CNTY ILL 0.98% due 05/15/2012 (a)(b)	3,200,000
5,750,000	DEUTSCHE BK SPEARS/LIFERS TR 0.50% due 12/15/2039 (a)(b)	5,750,000
3,955,000	ECLIPSE FDG TR 0.45% due 04/01/2027 (a)(b)	3,955,000
14,990,000	ECLIPSE FDG TR 0.46% due 01/01/2014 (a)(b)	14,990,000
11,480,000	ECLIPSE FDG TR 0.46% due 04/01/2014 (a)(b)	11,480,000
20,565,000	ILLINOIS DEV FIN AUTH 0.46% due 01/01/2020 (a)(b)	20,565,000
25,300,000	ILLINOIS DEV FIN AUTH REV 0.60% due 05/01/2031 (a)	25,300,000
1,340,000	ILLINOIS DEV FIN AUTH REV 1.00% due 02/01/2021 (a)	1,340,000
395,000	ILLINOIS EDL FACS AUTH REV 0.95% due 10/01/2031 (a)	395,000
24,400,000	ILLINOIS FIN AUTH POLLUTION 0.47% due 03/01/2020 (a)	24,400,000
9,300,000	ILLINOIS FIN AUTH POLLUTION 0.50% due 03/01/2017 (a)	9,300,000
14,700,000	ILLINOIS FIN AUTH REV 0.35% due 08/15/2025 (a)	14,700,000
13,200,000	ILLINOIS FIN AUTH REV 0.35% due 08/15/2025 (a)	13,200,000
12,885,000	ILLINOIS FIN AUTH REV 0.35% due 08/15/2035 (a)	12,885,000
11,800,000	ILLINOIS FIN AUTH REV 0.35% due 08/15/2035 (a)	11,800,000
12,595,000	ILLINOIS FIN AUTH REV 0.38% due 02/01/2029 (a)	12,595,000
28,630,000	ILLINOIS FIN AUTH REV 0.38% due 02/01/2040 (a)	28,630,000
5,545,000	ILLINOIS FIN AUTH REV 0.38% due 11/15/2029 (a)	5,545,000
8,000,000	ILLINOIS FIN AUTH REV 0.40% due 05/01/2048 (a)	8,000,000
8,600,000	ILLINOIS FIN AUTH REV 0.43% due 01/01/2048 (a)	8,600,000
12,500,000	ILLINOIS FIN AUTH REV 0.44% due 11/01/2038 (a)	12,500,000
5,000,000	ILLINOIS FIN AUTH REV 0.45% due 10/01/2033 (a)	5,000,000
10,680,000	ILLINOIS FIN AUTH REV 0.45% due 11/01/2040 (a)	10,680,000
27,800,000	ILLINOIS FIN AUTH REV 0.48% due 02/01/2040 (a)	27,800,000
8,075,000	ILLINOIS FIN AUTH REV 0.49% due 11/01/2020 (a)	8,075,000
5,445,000	ILLINOIS FIN AUTH REV 0.51% due 12/01/2042 (a)(b)	5,445,000

Illinois — (concluded)
$20,000,000	ILLINOIS FIN AUTH REV 0.55% due 11/01/2038 (a)	$20,000,000
9,300,000	ILLINOIS FIN AUTH REV 0.55% due 11/15/2034 (a)	9,300,000
27,100,000	ILLINOIS FIN AUTH REV 0.60% due 08/15/2038 (a)	27,100,000
8,435,000	ILLINOIS FIN AUTH REV 0.65% due 01/01/2034 (a)	8,435,000
8,000,000	ILLINOIS FIN AUTH REV 0.65% due 01/01/2048 (a)	8,000,000
4,500,000	ILLINOIS HEALTH FACS AUTH REV 0.35% due 10/01/2010 (a)	4,500,000
10,570,000	ILLINOIS HEALTH FACS AUTH REV 0.40% due 11/15/2017 (a)	10,570,000
56,900,000	ILLINOIS HEALTH FACS AUTH REV 0.45% due 07/01/2032 (a)	56,900,000
17,800,000	ILLINOIS HEALTH FACS AUTH REV 0.48% due 08/15/2025 (a)	17,800,000
28,900,000	ILLINOIS ST 0.75% due 08/01/2024 (a)(b)	28,900,000
10,840,000	ILLINOIS ST 1.08% due 04/01/2022 (a)(b)	10,840,000
120,000,000	ILLINOIS ST TOLL HWY AUTH TOLL 2.00% due 07/01/2030 (a)	120,000,000
14,000,000	ILLINOIS ST TOLL HWY AUTH TOLL 2.00% due 07/01/2030 (a)	14,000,000
6,200,000	J P MORGAN CHASE PUTTERS / DRI 0.46% due 06/01/2014 (a)(b)	6,200,000
17,500,000	METROPOLITAN PIER + EXPOSITION 0.53% due 12/15/2028 (a)(b)	17,500,000
9,900,000	REGIONAL TRANSN AUTH ILL 1.09% due 06/01/2025 (a)(b)	9,900,000
5,200,000	REGIONAL TRANSN AUTH ILL 1.53% due 06/01/2033 (a)(b)	5,200,000
29,600,000	UNIVERSITY ILL CERTIFICATES 0.35% due 08/15/2021 (a)	29,600,000
2,150,000	UPPER ILL RIV VY DEV AUTH INDL 0.70% due 10/01/2042 (a)	2,150,000

Indiana — 2.9%
1,700,000	CRAWFORDSVILLE IND ECON DEV RE 0.67% due 10/01/2018 (a)	1,700,000
12,285,000	ECLIPSE FDG TR 0.70% due 07/15/2026 (a)(b)	12,285,000
4,490,000	ELKHART CNTY IND 0.48% due 12/01/2023 (a)(b)	4,490,000
1,660,000	ELKHART CNTY IND ECONOMIC DEV 0.72% due 08/01/2012 (a)	1,660,000
6,020,000	HARTFORD CITY IND LTD OBLIG 0.75% due 12/01/2021 (a)	6,020,000
20,230,000	IND HSG + CMNTY DEV AUTH SINGL 0.78% due 07/01/2013 (a)(b)	20,230,000
62,700,000	INDIANA BD BK REV 3.00% due 05/28/2009	62,927,621
5,600,000	INDIANA FIN AUTH HEALTH SYS 0.45% due 11/01/2041 (a)	5,600,000
7,000,000	INDIANA FIN AUTH HEALTH SYS 0.47% due 09/01/2048 (a)	7,000,000
20,000,000	INDIANA FIN AUTH SOLID WASTE 0.65% due 12/01/2017 (a)	20,000,000
43,915,000	INDIANA HEALTH + EDL FAC FING 0.70% due 11/15/2046 (a)(b)	43,915,000

4    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value

Indiana — (concluded)
$26,950,000	INDIANA ST DEV FIN AUTH ENVIRONMENTAL 1.21% due 12/01/2038 (a)	$26,950,000
19,520,000	INDIANA ST DEV FIN AUTH INDL D 0.57% due 12/01/2032 (a)	19,520,000
15,000,000	INDIANA ST DEV FIN AUTH INDL D 0.79% due 11/01/2035 (a)	15,000,000
12,500,000	INDIANA ST DEV FIN AUTH SOLID 0.70% due 10/01/2025 (a)	12,500,000
7,000,000	INDIANA ST DEV FIN AUTH SOLID 0.79% due 10/01/2025 (a)	7,000,000
10,300,000	INDIANA ST FIN AUTH 0.70% due 12/01/2039 (a)	10,300,000
9,500,000	INDIANA ST FIN AUTH 0.75% due 12/01/2039 (a)	9,500,000
9,100,000	INDIANA ST FIN AUTH ECONOMIC 0.77% due 11/01/2026 (a)	9,100,000
11,400,000	INDIANA ST FIN AUTH REV 0.25% due 11/15/2026 (a)	11,400,000
55,000,000	INDIANA ST FIN AUTH REV 0.60% due 02/01/2035 (a)	55,000,000
5,000,000	INDIANA ST FIN AUTH REV 0.60% due 02/01/2039 (a)	5,000,000
6,000,000	INDIANA ST FIN AUTH REV 0.85% due 02/01/2037 (a)	6,000,000
10,000,000	INDIANA ST FIN AUTH REV 2.50% due 02/01/2035 (a)	10,000,000
9,000,000	INDIANA ST FIN AUTH REV 2.50% due 02/01/2035 (a)	9,000,000
6,065,000	MICHIGAN CITY IND MULTI/FAMILY 0.80% due 10/01/2036 (a)	6,065,000
10,000,000	VIGO CNTY IND INDL DEV REV 0.79% due 07/01/2033 (a)	10,000,000
16,000,000	WHITING IND ENVIRONMENTAL FACS 1.15% due 06/01/2009 (a)	16,000,000
1,425,000	WHITLEY CNTY IND ECONOMIC DEV 0.62% due 02/01/2028 (a)	1,425,000

Iowa — 0.8%
35,790,000	IOWA CITY IOWA REV 0.55% due 04/01/2032 (a)	35,790,000
15,000,000	IOWA FIN AUTH POLLUTN CTL FAC 0.74% due 05/01/2023 (a)	15,000,000
6,500,000	IOWA FIN AUTH RETIREMENT CMNTY 0.45% due 12/01/2033 (a)	6,500,000
19,000,000	IOWA FIN AUTH RETIREMENT CMNTY 0.47% due 11/01/2042 (a)	19,000,000
6,000,000	IOWA FIN AUTH SINGLE FAMILY M 0.50% due 01/01/2039 (a)	6,000,000
11,100,000	IOWA FIN AUTH SOLID WASTE DISP 0.99% due 07/01/2038 (a)	11,100,000
3,840,000	IOWA HIGHER ED LN AUTH REV 0.62% due 12/01/2012 (a)	3,840,000
3,900,000	LOUISA CNTY IOWA POLLUTION CTL R 0.85% due 03/01/2017 (a)	3,900,000
19,500,000	LOUISA CNTY IOWA POLLUTION CTL R 0.85% due 09/01/2016 (a)	19,500,000

Kansas — 0.4%
$9,975,000	J P MORGAN CHASE PUTTERS / DRI 0.61% due 06/01/2032 (a)(b)	$9,975,000
28,800,000	KANSAS ST DEV FIN AUTH REV 0.65% due 12/01/2031 (a)	28,800,000
3,000,000	LAWRENCE KANS INDL REV 0.70% due 12/01/2018 (a)	3,000,000
8,500,000	LENEXA KANS REV 0.58% due 02/01/2012 (a)(b)	8,500,000
3,225,000	OLATHE KANS SR LIVING FAC REV 0.48% due 11/15/2038 (a)	3,225,000

Kentucky — 1.6%
22,500,000	CNTY JEFFRSN POLL CN 1.95% due 02/04/2009	22,500,000
35,000,000	CNTY OF TRIMBLE POL 1.75% due 02/12/2009	35,000,000
27,500,000	CNTY OF TRIMBLE POL 1.95% due 02/04/2009	27,500,000
2,400,000	COUNTY OF CARROLL KY 1.25% due 02/12/2009	2,400,000
7,400,000	COUNTY OF MERCER KY 1.25% due 02/12/2009	7,400,000
2,400,000	COUNTY OF MUHLENBERG 1.25% due 02/12/2009	2,400,000
20,840,000	ECLIPSE FDG TR 0.51% due 09/01/2032 (a)(b)	20,840,000
3,580,000	GLASGOW KY INDL BLDG REV 0.70% due 04/01/2020 (a)	3,580,000
28,100,000	KENTUCKY ASSET / LIABILITY COM 3.00% due 06/25/2009 (a)	28,231,966
24,300,000	KENTUCKY HIGHER ED STUDENT LN 0.70% due 06/01/2037 (a)	24,300,000
5,225,000	KENTUCKY INC KY PUB ENERGY 0.53% due 02/01/2011 (a)(b)	5,225,000
53,000,000	PENDLETON CNTY KY MULTI-CNTY L 1.40% due 03/02/2009 (a)	53,000,000

Louisiana — 3.6%
4,500,000	CALCASIEU PARISH INC LA INDL D 0.65% due 06/01/2025 (a)(b)	4,500,000
27,200,000	EAST BATON ROUGE PARISH LA INC 0.45% due 02/01/2028 (a)	27,200,000
21,325,000	ECLIPSE FDG TR 0.45% due 02/15/2035 (a)(b)	21,325,000
16,530,000	JEFFERSON PARISH LA FIN AUTH 0.53% due 12/01/2032 (a)(b)	16,530,000
20,900,000	LAKE CHARLES LA HBR + REV DIST 0.43% due 09/01/2029 (a)	20,900,000
3,400,000	LAKE CHARLES LA HBR + REV DIST 0.45% due 09/01/2012 (a)	3,400,000
53,000,000	LAKE CHARLES LA HBR + TERM DIS 2.25% due 03/15/2038 (a)	53,000,000
6,400,000	LOUISIANA HSG FIN AGY MULTI/FAMILY 0.55% due 11/15/2037 (a)	6,400,000
6,000,000	LOUISIANA HSG FIN AGY REV 0.60% due 09/15/2040 (a)	6,000,000
4,000,000	LOUISIANA LOC GOVT ENVIR FACS 1.15% due 12/01/2036 (a)	4,000,000
10,000,000	LOUISIANA LOC GOVT ENVIR FACS 1.15% due 12/01/2037 (a)	10,000,000
10,000,000	LOUISIANA PUB FACS AUTH HOSP R 0.35% due 07/01/2030 (a)	10,000,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    5

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value

Louisiana — (concluded)
$18,650,000	LOUISIANA PUB FACS AUTH REV 0.60% due 12/01/2038 (a)	$18,650,000
3,400,000	LOUISIANA PUB FACS AUTH REV 0.60% due 12/01/2039 (a)	3,400,000
13,000,000	LOUISIANA PUB FACS AUTH REV 0.85% due 12/01/2040 (a)	13,000,000
12,800,000	LOUISIANA ST 0.35% due 07/01/2026 (a)	12,800,000
9,420,000	LOUISIANA ST GAS + FUELS TAX R 0.68% due 11/01/2013 (a)(b)	9,420,000
6,490,000	LOUISIANA ST GAS + FUELS TAX R 0.89% due 05/01/2036 (a)(b)	6,490,000
23,735,000	LOUISIANA ST GAS + FUELS TAX R 0.89% due 05/01/2036 (a)(b)	23,735,000
9,900,000	LOUISIANA ST GAS + FUELS TAX R 1.09% due 05/01/2036 (a)(b)	9,900,000
9,900,000	LOUISIANA ST GAS + FUELS TAX R 1.14% due 05/01/2035 (a)(b)	9,900,000
48,382,000	LOUISIANA ST MUN NAT GAS 0.53% due 03/15/2014 (a)(b)	48,382,000
23,200,000	LOUISIANA ST OFFSHORE TERM AUTH 0.47% due 09/01/2014 (a)	23,200,000
27,020,000	LOUISIANA ST OFFSHORE TERM AUTH 0.54% due 09/01/2027 (a)	27,020,000
10,775,000	LOUISIANA ST UNIV + AGRIC 0.53% due 07/01/2032 (a)	10,775,000
2,305,000	MORGAN KEEGAN MUN PRODS INC 0.73% due 02/01/2011 (a)	2,305,000
20,000,000	PARISH OF ST JAMES 0.95% due 03/05/2009 (a)	20,000,000
24,300,000	PLAQUEMINES PARISH LA ENVIRONMENTAL 0.55% due 05/01/2025 (a)	24,300,000
22,500,000	PLAQUEMINES PARISH LA ENVIRONMENTAL 0.55% due 10/01/2024 (a)	22,500,000
23,600,000	ST CHARLES PARISH LA POLLUTION C 0.57% due 11/01/2021 (a)	23,600,000
10,000,000	ST JAMES PARISH LA REV 0.54% due 06/01/2038 (a)	10,000,000
16,000,000	ST TAMMANY PARISH LA DEV DIST 0.54% due 07/01/2038 (a)	16,000,000

Maine — 0.5%
550,000	GRAY ME REV 0.65% due 10/01/2011 (a)	550,000
21,945,000	MAINE FIN AUTH REV 0.55% due 07/01/2031 (a)	21,945,000
1,710,000	MAINE FIN AUTH REV 1.25% due 12/01/2013 (a)	1,710,000
17,475,000	MAINE HEALTH + HIGHER EDL FACS 0.50% due 07/01/2014 (a)	17,475,000
33,900,000	MAINE HEALTH + HIGHER EDL FACS 0.50% due 07/01/2036 (a)	33,900,000

Maryland — 0.6%
4,430,000	CARROLL CNTY MD REV 0.45% due 01/01/2034 (a)	4,430,000
4,200,000	CARROLL CNTY MD REV 0.45% due 01/01/2034 (a)	4,200,000
4,757,000	CLIPPER TAX EXEMPT CTF TR 0.68% due 06/01/2011 (a)(b)	4,757,000
2,395,000	MARYLAND ST ECONOMIC DEV CORP 0.68% due 05/01/2017 (a)	2,395,000

Maryland — (concluded)
$1,700,000	MARYLAND ST ECONOMIC DEV CORP 0.68% due 07/01/2021 (a)	$1,700,000
5,300,000	MARYLAND ST ECONOMIC DEV CORP 0.73% due 12/01/2033 (a)	5,300,000
11,050,000	MARYLAND ST HEALTH + HIGHER 0.45% due 07/01/2041 (a)	11,050,000
6,800,000	MARYLAND ST HEALTH + HIGHER 0.47% due 07/01/2041 (a)	6,800,000
7,765,000	MARYLAND ST HEALTH + HIGHER 0.54% due 07/01/2029 (a)	7,765,000
23,470,000	MARYLAND ST HEALTH + HIGHER 0.54% due 07/01/2036 (a)	23,470,000
10,000,000	MARYLAND ST TRANSN AUTH TRANSN 0.79% due 07/01/2035 (a)(b)	10,000,000
4,330,000	WASHINGTON CNTY MD REV 0.68% due 02/01/2023 (a)	4,330,000

Massachusetts — 5.4%
13,545,000	BB+T MUN TR VARIOUS STS 0.47% due 11/01/2025 (a)(b)	13,545,000
20,000,000	CLIPPER TAX-EXEMPT CTF TR 0.58% due 09/01/2011 (a)(b)	20,000,000
8,278,000	COHASSET MASS 2.50% due 08/07/2009	8,315,351
20,000,000	COMMONWEALTH MA SR M 0.30% due 02/20/2009 (a)	20,000,000
20,000,000	MA DEV FNCE AGY 1.60% due 02/02/2009 (a)	20,000,000
30,500,000	MA IND FIN AGY POL C 1.13% due 03/12/2009	30,500,000
11,540,000	MACON TR VAR STS 0.58% due 06/15/2012 (a)(b)	11,540,000
90,000,000	MACON TR VAR STS 0.64% due 12/01/2012 (a)(b)	90,000,000
18,500,000	MASSACHUSETTS BAY TRANSN AUTH 0.40% due 07/01/2021 (a)	18,500,000
191,190,000	MASSACHUSETTS ST 0.45% due 02/01/2028 (a)	191,190,000
7,625,000	MASSACHUSETTS ST 0.53% due 08/01/2037 (a)(b)	7,625,000
13,100,000	MASSACHUSETTS ST 4.00% due 04/30/2009	13,155,488
13,100,000	MASSACHUSETTS ST 4.00% due 05/29/2009	13,173,905
15,415,000	MASSACHUSETTS ST DEV FIN AGY 0.52% due 03/01/2034 (a)	15,415,000
2,400,000	MASSACHUSETTS ST DEV FIN AGY 0.52% due 06/01/2036 (a)	2,400,000
4,520,000	MASSACHUSETTS ST DEV FIN AGY 0.52% due 07/01/2033 (a)	4,520,000
9,850,000	MASSACHUSETTS ST DEV FIN AGY 0.58% due 12/01/2032 (a)	9,850,000
7,995,000	MASSACHUSETTS ST DEV FIN AGY 0.63% due 09/01/2031 (a)	7,995,000
13,335,000	MASSACHUSETTS ST DEV FIN AGY 0.68% due 09/01/2032 (a)	13,335,000
7,000,000	MASSACHUSETTS ST DEV FIN AGY 0.68% due 10/01/2038 (a)	7,000,000
2,370,000	MASSACHUSETTS ST DEV FIN AGY 1.45% due 06/01/2021 (a)	2,370,000
1,005,000	MASSACHUSETTS ST DEV FIN AGY 1.65% due 08/01/2016 (a)	1,005,000

6    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value

Massachusetts — (concluded)
$42,765,000	MASSACHUSETTS ST HEALTH + EDL 0.25% due 08/01/2031 (a)	$42,765,000
11,000,000	MASSACHUSETTS ST HEALTH + EDL 0.30% due 07/01/2029 (a)	11,000,000
7,680,000	MASSACHUSETTS ST HEALTH + EDL 0.68% due 06/01/2032 (a)	7,680,000
5,820,000	MASSACHUSETTS ST SCH BLDG AUTH 1.13% due 08/15/2030 (a)(b)	5,820,000
6,800,000	MASSACHUSETTS ST SCH BLDG AUTH 1.13% due 08/15/2030 (a)(b)	6,800,000
9,875,000	MASSACHUSETTS ST SPL OBLIG DED 0.50% due 01/01/2034 (a)(b)	9,875,000
10,000,000	MASSACHUSETTS ST TPK AUTH MET 0.52% due 01/01/2029 (a)(b)	10,000,000
3,240,000	MASSACHUSETTS ST WTR POLLUTION A 0.44% due 08/01/2036 (a)(b)	3,240,000
12,500,000	MASSACHUSETTS ST WTR POLLUTION A 0.65% due 08/01/2023 (a)(b)	12,500,000
125,000,000	MASSACHUSETTS ST WTR RES AUTH 1.00% due 08/01/2037 (a)	125,000,000
11,885,000	UNIVERSITY MASS BLDG AUTH REV 0.45% due 11/01/2034 (a)	11,885,000
9,960,000	UNIVERSITY MASS BLDG AUTH REV 0.47% due 11/01/2034 (a)	9,960,000
10,000,000	WINCHESTER MASS 2.50% due 02/04/2009	10,000,430

Michigan — 1.8%
18,685,000	DETROIT MICH 3.50% due 03/31/2009	18,733,899
5,000,000	DETROIT MICH CITY SCH DIST 0.98% due 11/01/2024 (a)(b)	5,000,000
13,860,000	HURON VALLEY MICH SCH DIST 0.50% due 05/01/2027 (a)(b)	13,860,000
3,700,000	LANSE CREUSE MICH PUB SCHS 1.14% due 05/01/2035 (a)(b)	3,700,000
13,100,000	MICHIGAN HIGHER ED FACS AUTH R 0.62% due 08/01/2026 (a)	13,100,000
43,715,000	MICHIGAN MUN BD AUTH REV 3.00% due 08/20/2009	44,036,278
20,000,000	MICHIGAN ST HOSP FIN AUTH REV 0.25% due 11/15/2026 (a)	20,000,000
30,000,000	MICHIGAN ST HOSP FIN AUTH REV 0.25% due 11/15/2026 (a)	30,000,000
14,935,000	MICHIGAN ST HOSP FIN AUTH REV 0.80% due 03/01/2030 (a)	14,935,000
25,000,000	MICHIGAN ST HSG DEV AUTH 0.75% due 12/01/2038 (a)	25,000,000
38,500,000	MICHIGAN ST HSG DEV AUTH 0.85% due 10/01/2037 (a)	38,500,000
4,600,000	MICHIGAN ST STRATEGIC FD LTD 0.75% due 08/01/2025 (a)	4,600,000
4,230,000	MICHIGAN ST STRATEGIC FD LTD 0.75% due 10/01/2029 (a)	4,230,000
32,015,000	WAYNE CNTY MICH ARPT AUTH REV 0.50% due 12/01/2021 (a)	32,015,000

Minnesota — 0.9%
$19,000,000	CITY OF ROCHESTER MN 0.25% due 02/12/2009	$19,000,000
34,000,000	CITY OF ROCHESTER MN 0.25% due 02/12/2009	34,000,000
6,100,000	CITY OF ROCHESTER MN 0.85% due 02/06/2009	6,100,000
31,300,000	CITY OF ROCHESTER MN 0.85% due 02/06/2009	31,300,000
4,000,000	J P MORGAN CHASE PUTTERS / DRI 0.46% due 11/01/2010 (a)(b)	4,000,000
5,800,000	MINNEAPOLIS MINN HEALTH CARE 0.41% due 11/15/2047 (a)	5,800,000
5,825,000	MINNEAPOLIS ST PAUL MINN HSG 0.61% due 11/01/2038 (a)(b)	5,825,000
23,150,000	ROCHESTER MN HLTH 0.25% due 02/12/2009	23,150,000
4,755,000	ST PAUL MINN HSG + REDEV AUTH 0.58% due 11/15/2030 (a)(b)	4,755,000

Mississippi — 1.8%
25,270,000	CLIPPER TAX-EXEMPT CTF TR 0.56% due 01/01/2016 (a)(b)	25,270,000
6,230,000	ECLIPSE FDG TR 0.45% due 03/01/2036 (a)(b)	6,230,000
93,800,000	MISSISSIPPI BUSINESS FIN CORP 0.35% due 12/01/2030 (a)	93,800,000
5,190,000	MISSISSIPPI BUSINESS FIN CORP 0.50% due 11/01/2018 (a)	5,190,000
10,600,000	MISSISSIPPI BUSINESS FIN CORP 0.65% due 07/01/2025 (a)	10,600,000
11,000,000	MISSISSIPPI DEV BANK SPL OBLG 0.45% due 08/01/2027 (a)	11,000,000
47,610,000	MISSISSIPPI DEV BK SPL OBLIG 0.45% due 07/01/2015 (a)	47,610,000
17,906,000	MISSISSIPPI HOSP EQUIP + FACS 0.33% due 05/15/2016 (a)	17,906,000
9,725,000	MISSISSIPPI HOSP EQUIP + FACS 0.33% due 05/15/2033 (a)	9,725,000
28,765,000	MISSISSIPPI ST 0.45% due 11/01/2023 (a)	28,765,000

Missouri — 1.4%
11,625,000	KANSAS CITY MO SPL OBLIG 0.46% due 04/15/2034 (a)	11,625,000
3,200,000	KANSAS CITY MO SPL OBLIG 1.00% due 04/15/2025 (a)	3,200,000
13,800,000	MISSOURI ST HEALTH + EDL FACS 0.40% due 06/01/2019 (a)	13,800,000
9,000,000	MISSOURI ST HEALTH + EDL FACS 0.45% due 02/01/2039 (a)	9,000,000
8,600,000	MISSOURI ST HEALTH + EDL FACS 0.45% due 06/01/2033 (a)	8,600,000
7,500,000	MISSOURI ST HEALTH + EDL FACS 0.46% due 06/01/2019 (a)	7,500,000
56,125,000	MISSOURI ST HEALTH + EDL FACS 0.46% due 06/01/2033 (a)	56,125,000
12,000,000	MISSOURI ST HEALTH + EDL FACS 0.46% due 06/01/2035 (a)	12,000,000
8,470,000	MISSOURI ST HEALTH + EDL FACS 0.51% due 01/15/2037 (a)(b)	8,470,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    7

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value

Missouri — (concluded)
$14,840,000	MISSOURI ST HEALTH + EDL FACS 0.53% due 03/01/2030 (a)(b)	$14,840,000
7,775,000	MISSOURI ST HEALTH + EDL FACS 0.65% due 10/01/2016 (a)	7,775,000
2,530,000	MISSOURI ST HEALTH + EDL FACS 0.70% due 07/01/2032 (a)	2,530,000
6,095,000	MISSOURI ST HEALTH + EDL FACS 0.73% due 08/15/2024 (a)	6,095,000
12,852,000	MISSOURI ST HEALTH + EDL FACS 0.73% due 11/01/2032 (a)	12,852,000
5,000,000	MISSOURI ST HEALTH + EDL FACS 0.95% due 09/01/2030 (a)	5,000,000
8,000,000	PALMYRA MO INDL DEV AUTH SOLID 1.15% due 12/01/2022 (a)	8,000,000
8,200,000	ST LOUIS MO GEN FD REV 3.25% due 06/30/2009 (a)	8,248,344

Nebraska — 0.7%
20,607,000	AMERICAN PUB ENERGY AGY NEB 0.45% due 02/01/2014 (a)	20,607,000
5,265,000	DOUGLAS CNTY NEB HOSP AUTH 0.56% due 11/01/2048 (a)(b)	5,265,000
23,455,000	ECLIPSE FDG TR 0.46% due 09/01/2034 (a)(b)	23,455,000
13,370,000	LINCOLN NEB ELEC SYS REV 0.70% due 09/01/2037 (a)(b)	13,370,000
9,750,000	NEBRASKA EDL FIN AUTH REV 0.60% due 07/01/2035 (a)	9,750,000
8,070,000	NEBRASKA EDL FIN AUTH REV 0.70% due 12/15/2012 (a)	8,070,000
18,545,000	OMAHA NEB 0.73% due 04/01/2027 (a)(b)	18,545,000

Nevada — 1.0%
9,770,000	AUSTIN TR VAR STS 0.48% due 06/01/2038 (a)(b)	9,770,000
56,400,000	CLARK CNTY NEV ARPT REV 3.00% due 07/01/2009	56,638,026
3,770,000	CLARK CNTY NEV SCH DIST 0.50% due 06/15/2027 (a)(b)	3,770,000
9,155,000	CLARK CNTY NEV SCH DIST 0.98% due 06/15/2013 (a)(b)	9,155,000
3,550,000	DEUTSCHE BK SPEARS/LIFERS TR 0.51% due 07/01/2025 (a)(b)	3,550,000
13,100,000	DIRECTOR ST NEV DEPT BUSINESS 0.65% due 10/01/2035 (a)	13,100,000
13,000,000	DIRECTOR ST NEV DEPT BUSINESS 0.70% due 12/01/2034 (a)	13,000,000
28,000,000	DIRECTOR ST NEV DEPT BUSINESS 0.70% due 12/01/2035 (a)	28,000,000
9,990,000	ECLIPSE FDG TR 0.45% due 07/01/2026 (a)(b)	9,990,000

New Hampshire — 0.8%
81,850,000	BUSINESS FIN AUTH 1.18% due 03/12/2009	81,850,000
4,745,000	NEW HAMPSHIRE HEALTH + ED 0.73% due 01/01/2031 (a)	4,745,000
8,370,000	NEW HAMPSHIRE HEALTH + ED FACS 0.55% due 01/01/2032 (a)	8,370,000
10,675,000	NEW HAMPSHIRE HEALTH + ED FACS 0.55% due 02/01/2038 (a)	10,675,000

New Hampshire — (concluded)
$6,765,000	NEW HAMPSHIRE HEALTH + ED FACS 0.70% due 10/01/2035 (a)	$6,765,000
3,000,000	NEW HAMPSHIRE ST BUSINESS FIN 0.72% due 12/01/2033 (a)	3,000,000

New Jersey — 1.4%
15,500,000	LIVINGSTON TWP N J 2.50% due 05/21/2009	15,538,915
6,138,500	MOORESTOWN TWP N J 2.50% due 09/04/2009	6,163,585
169,915,000	NEW JERSEY ST HSG + MTG FIN 4.00% due 11/01/2046 (a)	169,915,000
8,931,875	UPPER FREEHOLD TWP N J 2.50% due 08/14/2009	8,966,683
4,000,000	WATCHUNG N J 2.50% due 03/02/2009	4,002,347

New Mexico — 0.7%
10,380,000	ECLIPSE FDG TR 0.46% due 12/15/2013 (a)(b)	10,380,000
19,000,000	NEW MEXICO FIN AUTH ST TRANSN 0.50% due 06/15/2024 (a)	19,000,000
40,500,000	NEW MEXICO MTG FIN AUTH 1.03% due 09/01/2039 (a)	40,500,000
19,500,000	NEW MEXICO ST HOSP EQUIP LN 0.35% due 08/01/2034 (a)	19,500,000
15,000,000	RBC MUN PRODS INC TR VAR STS 0.68% due 04/01/2037 (a)(b)	15,000,000

New York — 5.4%
50,453,660	ALBANY N Y CITY SCH DIST 3.00% due 06/26/2009	50,690,182
47,990,000	J P MORGAN CHASE PUTTERS / DRI 0.59% due 03/15/2016 (a)(b)	47,990,000
6,525,000	LINDENHURST N Y UN FREE SCH DISTRICT 2.75% due 07/09/2009	6,554,526
10,000,000	MINEOLA N Y UN FREE SCH DISTRICT 2.75% due 06/29/2009	10,045,959
12,300,000	NEW YORK N Y 0.35% due 08/01/2027 (a)	12,300,000
49,000,000	NEW YORK N Y CITY HSG DEV CORP 0.35% due 06/15/2034 (a)	49,000,000
17,500,000	NEW YORK N Y CITY HSG DEV CORP 0.35% due 11/15/2028 (a)	17,500,000
31,140,000	NEW YORK N Y CITY HSG DEV CORP 0.35% due 11/15/2031 (a)	31,140,000
10,100,000	NEW YORK N Y CITY HSG DEV CORP 0.45% due 11/01/2040 (a)	10,100,000
25,475,000	NEW YORK N Y CITY INDL DEV AGY 0.58% due 03/01/2046 (a)	25,475,000
59,900,000	NEW YORK N Y CITY MUN FIN AUTH 0.70% due 06/15/2033 (a)(b)	59,900,000
4,000,000	NEW YORK N Y CITY MUN WTR FIN 0.44% due 06/15/2010 (a)(b)	4,000,000
24,135,000	NEW YORK N Y CITY MUN WTR FIN 0.49% due 06/15/2036 (a)(b)	24,135,000
24,565,000	NEW YORK N Y CITY MUN WTR FIN 0.70% due 06/15/2036 (a)(b)	24,565,000
31,430,000	NEW YORK N Y CITY MUN WTR FIN 0.72% due 06/15/2036 (a)(b)	31,430,000

8    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value

New York — (concluded)
$10,000,000	NEW YORK N Y CITY MUN WTR FIN 0.74% due 06/15/2035 (a)(b)	$10,000,000
21,495,000	NEW YORK N Y CITY MUN WTR FIN 1.08% due 06/15/2036 (a)(b)	21,495,000
20,000,000	NEW YORK ST DORM AUTH REV 0.48% due 03/15/2036 (a)(b)	20,000,000
14,400,000	NEW YORK ST DORM AUTH REV 0.70% due 07/01/2038 (a)(b)	14,400,000
28,100,000	NEW YORK ST HSG FIN AGY REV 0.40% due 05/15/2029 (a)	28,100,000
30,700,000	NEW YORK ST HSG FIN AGY REV 0.40% due 05/15/2034 (a)	30,700,000
21,175,000	NEW YORK ST LOC GOVT ASSISTANCE 0.38% due 04/01/2021 (a)	21,175,000
12,550,000	NEW YORK ST LOC GOVT ASSISTANCE 0.38% due 04/01/2021 (a)	12,550,000
19,000,000	NEW YORK ST MTG AGY REV 1.50% due 04/01/2035 (a)	19,000,000
64,000,000	NEW YORK ST URBAN DEV CORP REV 0.75% due 03/15/2033 (a)	64,000,000
15,870,000	POUGHKEEPSIE N Y INDL DEV AGY 0.70% due 04/01/2040 (a)	15,870,000
32,545,000	SALES TAX ASSET RECEIVABLE 0.70% due 10/15/2032 (a)(b)	32,545,000
33,905,000	SALES TAX ASSET RECEIVABLE 1.12% due 10/15/2026 (a)(b)	33,905,000
32,000,000	SARATOGA CNTY N Y 2.75% due 07/22/2009	32,173,037
29,415,000	TRIBOROUGH BRDG + TUNL AUTH NY 1.50% due 11/01/2035 (a)	29,415,000

North Carolina — 1.3%
20,470,000	BB+T MUN TR VARIOUS STS 0.53% due 04/01/2028 (a)	20,470,000
10,300,000	CHARLOTTE-MECKLENBURG HOSP AUTH 0.62% due 01/15/2026 (a)	10,300,000
11,000,000	NORTH CAROLINA CAP FACS FIN 0.40% due 11/01/2040 (a)	11,000,000
7,000,000	NORTH CAROLINA CAP FACS FIN 0.44% due 11/01/2040 (a)	7,000,000
10,300,000	NORTH CAROLINA MED CARE COMMN 0.40% due 10/01/2035 (a)	10,300,000
14,000,000	NORTH CAROLINA ST ED ASSISTANCE 0.60% due 09/01/2035 (a)	14,000,000
102,500,000	RALEIGH DURHAM N C ARPT AUTH A 0.70% due 05/01/2036 (a)	102,500,000
3,080,000	UNIVERSITY N C UNIV REV 0.50% due 12/01/2036 (a)(b)	3,080,000
6,840,000	WAKE CNTY N C HSG AUTH 0.89% due 12/01/2034 (a)	6,840,000

Ohio — 2.3%
25,000,000	AKRON BATH COPLEY OHIO JT TWP 0.49% due 11/01/2034 (a)	25,000,000
8,325,000	AVON OHIO 2.35% due 05/14/2009	8,333,013
5,000,000	BIG WALNUT OHIO LOC SCH DIST D 2.50% due 06/18/2009	5,021,324
3,550,000	BRUNSWICK OHIO 2.30% due 05/06/2009	3,554,172

Ohio — (concluded)
$4,648,000	BUTLER CNTY OHIO 2.25% due 08/06/2009	$4,659,575
7,000,000	COLUMBUS OHIO 2.50% due 12/16/2009	7,084,140
42,300,000	COUNTY OF MONTGOMERY 1.10% due 02/10/2009 (a)	42,300,000
15,000,000	CUYAHOGA CNTY OHIO 2.50% due 12/23/2009	15,190,938
2,500,000	CUYAHOGA FALLS OHIO 2.75% due 12/09/2009	2,527,199
5,000,000	CUYAHOGA OHIO CMNTY COLLEGE 2.50% due 07/01/2009	5,025,429
7,800,000	DOVER OHIO 2.50% due 06/04/2009	7,812,758
15,000,000	EAGLE TAX EXEMPT TR 0.55% due 01/01/2025 (a)(b)	15,000,000
15,170,000	ECLIPSE FDG TR 0.45% due 12/01/2032 (a)(b)	15,170,000
500,000	FAIRFIELD OHIO 2.25% due 10/30/2009	501,457
6,305,000	FRANKLIN CNTY OHIO HOSP REV 0.35% due 05/01/2029 (a)	6,305,000
16,270,000	FRANKLIN CNTY OHIO HOSP REV 0.35% due 11/01/2036 (a)	16,270,000
13,130,000	FRANKLIN CNTY OHIO HOSP REV 0.45% due 11/01/2025 (a)	13,130,000
8,620,000	FRANKLIN CNTY OHIO HOSP REV 0.45% due 11/01/2033 (a)	8,620,000
11,345,000	HAMILTON CNTY OHIO STUDENT HSG 0.55% due 08/01/2036 (a)	11,345,000
20,305,000	HAMILTON CNTY OHIO STUDENT HSG 0.70% due 08/01/2036 (a)	20,305,000
6,500,000	HILLIARD OHIO SCH DIST 2.25% due 07/01/2009	6,506,490
11,905,000	LANCASTER PORT AUTH OHIO GAS 0.47% due 05/01/2038 (a)	11,905,000
2,610,000	LORAIN CNTY OHIO 2.50% due 06/02/2009	2,613,863
6,805,000	LUCAS CNTY OHIO 2.25% due 09/17/2009	6,827,854
900,000	MARION CNTY OHIO 2.75% due 12/02/2009	903,648
1,250,000	MIAMI CNTY OHIO 2.50% due 11/24/2009	1,254,944
2,630,000	OHIO ST 0.70% due 05/01/2024 (a)(b)	2,630,000
1,300,000	OHIO ST AIR QUALITY DEV AUTH 4.45% due 09/01/2030 (a)	1,300,000
47,400,000	OHIO ST HIGHER EDL FAC COMMN 0.56% due 01/15/2046 (a)(b)	47,400,000
5,000,000	OHIO ST HSG FIN AGY RESIDENTIAL 0.63% due 09/01/2036 (a)	5,000,000
3,975,000	OREGON OHIO 2.50% due 09/09/2009	3,992,577
2,250,000	PERRYSBURG OHIO 2.13% due 05/21/2009	2,250,941
4,865,000	PICKERINGTON OHIO 2.25% due 02/27/2009 (a)(b)	4,866,384
2,370,000	PRINCETON OHIO CITY SCH DIST 0.53% due 12/01/2030 (a)(b)	2,370,000
5,700,000	RICKENBACKER OHIO PORT AUTH 0.58% due 01/01/2032 (a)(b)	5,700,000
875,000	SHARONVILLE OHIO 2.00% due 02/19/2009	875,200

Oklahoma — 0.4%
10,000,000	OKLAHOMA DEV FIN AUTH REV 0.45% due 06/01/2037 (a)	10,000,000
29,300,000	OKLAHOMA DEV FIN AUTH REV 0.45% due 12/01/2038 (a)	29,300,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    9

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value

Oklahoma — (concluded)
$7,988,600	OKLAHOMA HSG FIN AGY SINGLE 0.44% due 09/01/2040 (a)	$7,988,600
10,215,000	TULSA OKLA ARPTS IMPT TR GEN R 0.65% due 06/01/2023 (a)	10,215,000

Oregon — 1.1%
4,900,000	CLACKAMAS CNTY ORE HOSP FAC 0.43% due 06/01/2037 (a)	4,900,000
9,290,000	CLACKAMAS CNTY ORE HOSP FAC 0.55% due 11/01/2029 (a)	9,290,000
31,000,000	OREGON ST DEPT TRANSN HWY USER 0.75% due 11/15/2027 (a)	31,000,000
40,435,000	OREGON ST DEPT TRANSN HWY USER 2.50% due 11/15/2026 (a)	40,435,000
41,245,000	OREGON ST DEPT TRANSN HWY USER 2.50% due 11/15/2027 (a)	41,245,000
13,765,000	OREGON ST FACS AUTH REV 0.30% due 08/01/2034 (a)	13,765,000
8,000,000	OREGON ST FACS AUTH REV 0.47% due 05/01/2047 (a)	8,000,000
7,000,000	OREGON ST FACS AUTH REV 0.58% due 10/01/2034 (a)	7,000,000
7,000,000	OREGON ST FACS AUTH REV 0.60% due 10/01/2037 (a)	7,000,000

Pennsylvania — 3.2%
17,385,000	CLIPPER TAX-EXEMPT CTF TR 0.63% due 09/01/2016 (a)(b)	17,385,000
11,500,000	EMMAUS PA GEN AUTH REV 1.80% due 03/01/2030 (a)	11,500,000
8,000,000	PENNSYLVANIA ECONOMIC DEV FING 0.70% due 12/01/2030 (a)	8,000,000
8,100,000	PENNSYLVANIA ECONOMIC DEV FING 0.74% due 10/01/2034 (a)	8,100,000
13,500,000	PENNSYLVANIA ECONOMIC DEV FING 0.78% due 08/01/2009 (a)(b)	13,500,000
25,165,000	PENNSYLVANIA HSG FIN AGY 2.75% due 04/01/2027 (a)	25,165,000
18,335,000	PENNSYLVANIA HSG FIN AGY 2.75% due 10/01/2034 (a)	18,335,000
5,905,000	PENNSYLVANIA ST HIGHER EDL 0.35% due 02/01/2031 (a)	5,905,000
9,000,000	PENNSYLVANIA ST HIGHER EDL 0.45% due 07/01/2040 (a)	9,000,000
29,425,000	PENNSYLVANIA ST TPK COMMN TPK 0.45% due 12/01/2022 (a)	29,425,000
83,905,000	PENNSYLVANIA ST TPK COMMN TPK 2.75% due 12/01/2019 (a)	83,905,000
20,000,000	PHILADELPHIA PA 3.50% due 06/30/2009	20,120,719
178,000,000	PHILADELPHIA PA AUTH FOR INDL 0.35% due 10/01/2030 (a)	178,000,000
14,385,000	PHILADELPHIA PA AUTH FOR INDL 0.45% due 05/01/2038 (a)	14,385,000
18,475,000	PHILADELPHIA PA SCH DIST 0.45% due 09/01/2030 (a)	18,475,000
8,400,000	SOUTHCENTRAL PA GEN AUTH REV 0.54% due 06/01/2037 (a)	8,400,000

Puerto Rico — 0.0%
$3,000,000	PUERTO RICO COMWLTH HWY + TRAN 1.85% due 08/29/2009 (a)(b)	$3,000,000

Rhode Island — 0.5%
14,905,000	J P MORGAN CHASE PUTTERS / DRI 0.46% due 10/01/2032 (a)(b)	14,905,000
17,500,000	RHODE IS HSG + MTG FIN CORP 0.65% due 03/01/2040 (a)	17,500,000
10,000,000	RHODE ISLAND HEALTH + EDL 0.40% due 06/01/2035 (a)	10,000,000
10,975,000	RHODE ISLAND HEALTH + EDL 0.45% due 11/15/2024 (a)	10,975,000
2,175,000	RHODE ISLAND HSG + MTG FIN 0.70% due 12/01/2028 (a)	2,175,000
3,020,000	RHODE ISLAND ST ECONOMIC DEV C 0.72% due 12/01/2023 (a)	3,020,000
3,190,000	RHODE ISLAND ST INDL FACS CORP 0.72% due 02/01/2021 (a)	3,190,000
4,325,000	RHODE ISLAND ST INDL FACS CORP 0.75% due 12/01/2036 (a)	4,325,000
890,000	RHODE ISLAND ST INDL FACS CORP 0.80% due 05/01/2021 (a)	890,000

South Carolina — 1.4%
22,100,000	BERKELEY CNTY S C EXEMPT FAC I 0.55% due 04/01/2028 (a)	22,100,000
15,000,000	BERKELEY CNTY S C INDL DEV REV 0.55% due 03/01/2029 (a)	15,000,000
9,400,000	BERKELEY CNTY S C INDL DEV REV 1.20% due 04/01/2030 (a)	9,400,000
4,100,000	DARLINGTON CNTY S C INDL DEV R 0.55% due 08/01/2029 (a)	4,100,000
24,850,000	ECLIPSE FDG TR 0.46% due 01/01/2014 (a)(b)	24,850,000
7,440,000	GREENVILLE CNTY S C SCH DISTRICT I 0.45% due 12/01/2020 (a)(b)	7,440,000
9,615,000	GREENVILLE CNTY S C SCH DISTRICT I 0.48% due 12/01/2025 (a)(b)	9,615,000
4,500,000	GREENVILLE HOSP SYS S C HOSPITAL F 0.45% due 05/01/2033 (a)	4,500,000
4,500,000	GREENVILLE HOSP SYS S C HOSPITAL F 0.47% due 05/01/2033 (a)	4,500,000
15,995,000	J P MORGAN CHASE PUTTERS / DRI 0.46% due 12/01/2014 (a)(b)	15,995,000
7,400,000	SOUTH CAROLINA EDL FACS AUTH F 0.54% due 02/01/2037 (a)	7,400,000
39,000,000	SOUTH CAROLINA JOBS ECONOMIC D 0.60% due 12/01/2022 (a)	39,000,000
2,800,000	SOUTH CAROLINA JOBS ECONOMIC D 0.65% due 07/01/2012 (a)	2,800,000
6,250,000	SOUTH CAROLINA JOBS ECONOMIC D 0.75% due 11/01/2033 (a)	6,250,000
13,500,000	SOUTH CAROLINA JOBS ECONOMIC D 0.79% due 04/01/2034 (a)	13,500,000
3,085,000	SOUTH CAROLINA JOBS-ECONOMIC D 1.45% due 04/01/2013 (a)	3,085,000
4,090,000	SOUTH CAROLINA ST 0.54% due 04/01/2026 (a)(b)	4,090,000

10    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value

South Carolina — (concluded)
$7,180,000	SOUTH CAROLINA TRANSN INFRASTRUCTURE 0.42% due 10/01/2031 (a)	$7,180,000
8,180,000	SOUTH CAROLINA TRANSN INFRASTRUCTURE 0.45% due 10/01/2031 (a)	8,180,000

Tennessee — 5.3%
10,365,000	BLOUNT CNTY TENN PUB BLDG AUTH 0.60% due 06/01/2017 (a)	10,365,000
11,400,000	BLOUNT CNTY TENN PUB BLDG AUTH 0.65% due 06/01/2032 (a)	11,400,000
45,000,000	CLARKSVILLE TENN PUB BLDG AUTH 0.40% due 02/01/2038 (a)	45,000,000
6,210,000	CLARKSVILLE TENN PUB BLDG AUTH 0.54% due 07/01/2024 (a)	6,210,000
12,795,000	CLIPPER TAX-EXEMPT CTF TR 0.58% due 11/01/2016 (a)(b)	12,795,000
27,635,000	ECLIPSE FDG TR 0.46% due 12/01/2016 (a)	27,635,000
27,415,000	METROPOLITAN GOVT NASHVILLE 0.54% due 02/01/2023 (a)	27,415,000
14,000,000	METROPOLITAN GOVT NASHVILLE 0.54% due 10/01/2030 (a)	14,000,000
6,800,000	METROPOLITAN NASHVILLE ARPT AU 0.54% due 07/01/2019 (a)	6,800,000
66,805,000	MONTGOMERY CNTY TENN PUB BLDG 0.40% due 02/01/2036 (a)	66,805,000
49,900,000	MONTGOMERY CNTY TENN PUB BLDG 0.40% due 07/01/2038 (a)	49,900,000
12,160,000	MONTGOMERY CNTY TENN PUB BLDG 0.45% due 09/01/2029 (a)	12,160,000
215,060,000	MUNICIPAL ENERGY ACQUISITION C 0.53% due 02/01/2013 (a)(b)	215,060,000
28,635,000	MUNICIPAL ENERGY ACQUISITION C 0.53% due 06/01/2009 (a)(b)	28,635,000
10,000,000	SHELBY CNTY TENN 1.75% due 03/01/2022 (a)	10,000,000
27,000,000	SHELBY CNTY TENN 1.75% due 04/01/2020 (a)	27,000,000
59,750,000	SHELBY CNTY TENN 2.75% due 12/01/2031 (a)	59,750,000
11,800,000	SHELBY CNTY TENN HEALTH EDL 0.51% due 07/01/2024 (a)	11,800,000
6,000,000	SHELBY CNTY TENN HEALTH EDL 0.53% due 09/01/2017 (a)	6,000,000
12,700,000	SHELBY CNTY TN 1.22% due 02/13/2009 (a)	12,700,000
19,500,000	SHELBY CNTY TN 1.25% due 02/11/2009 (a)	19,500,000
11,995,000	TENNERGY CORP TENN GAS REV 0.53% due 05/01/2016 (a)(b)	11,995,000
73,550,000	TENNERGY CORP TENN GAS REV 0.53% due 11/01/2013 (a)(b)	73,550,000

Texas — 16.6%
12,000,000	AUSTIN TEX WTR + WASTEWATER 1.25% due 05/15/2031 (a)	12,000,000
3,975,000	BEXAR CNTY TEX 0.98% due 06/15/2011 (a)(b)	3,975,000
20,000,000	BRAZOS RIV TEX HBR NAV DIST 3.15% due 04/01/2037 (a)	20,000,000
24,500,000	BRAZOS RIV TEX HBR NAV DIST 3.15% due 05/01/2036 (a)	24,500,000

Texas — (continued)
$6,000,000	BRAZOS TEX HBR INDL DEV CORP 0.45% due 08/01/2038 (a)	$6,000,000
19,000,000	BRD OF REGENT TX A&M 1.00% due 02/12/2009 (a)	19,000,000
5,430,000	BROWNSVILLE TEX INDPT SCH DIST 0.56% due 08/15/2013 (a)(b)	5,430,000
10,360,000	CLIPPER TAX-EXEMPT CTF TR 0.56% due 08/01/2019 (a)(b)	10,360,000
6,525,000	CYPRESS-FAIRBANKS TEX INDPT SC 0.48% due 02/15/2030 (a)(b)	6,525,000
29,700,000	CYPRESS-FAIRBANKS TEX INDPT SC 0.49% due 02/15/2030 (a)(b)	29,700,000
36,000,000	CYPRESS-FAIRBANKS TEX INDPT SC 3.00% due 06/25/2009	36,190,092
22,290,000	DALLAS TEX WTRWKS + SWR SYS RE 1.09% due 10/01/2035 (a)(b)	22,290,000
17,285,000	DEL VALLE TEX INDPT SCH DIST 0.56% due 08/15/2014 (a)(b)	17,285,000
8,930,000	DENTON CNTY TEX 0.70% due 07/15/2026 (a)(b)	8,930,000
9,180,000	DENTON TEX INDPT SCH DIST 0.53% due 07/18/2013 (a)(b)	9,180,000
7,430,000	DENTON TEX INDPT SCH DIST 0.53% due 08/15/2015 (a)(b)	7,430,000
19,040,000	DEUTSCHE BK SPEARS/LIFERS TR 0.48% due 02/15/2027 (a)(b)	19,040,000
15,000,000	DICKINSON TEX INDPT SCH DIST 3.00% due 08/01/2037 (a)	15,204,255
12,000,000	EAGLE MTN + SAGINAW TEX INDPT 0.55% due 08/15/2030 (a)(b)	12,000,000
14,500,000	ECLIPSE FDG TR 0.45% due 02/15/2030 (a)(b)	14,500,000
10,032,500	ECLIPSE FDG TR 0.45% due 02/15/2037 (a)(b)	10,032,500
10,485,000	ECLIPSE FDG TR 0.46% due 08/01/2031 (a)(b)	10,485,000
10,335,000	ECLIPSE FDG TR 1.67% due 12/15/2031 (a)	10,335,000
8,515,000	FORT WORTH TEX INDPT SCH DIST 0.53% due 02/15/2016 (a)(b)	8,515,000
11,065,000	GALENA PARK TEX INDPT SCH DIST 0.50% due 08/15/2026 (a)(b)	11,065,000
34,100,000	GREGG CNTY TEX HEALTH FACS DEV 0.80% due 10/01/2029 (a)	34,100,000
25,000,000	GULF COAST INDL DEV AUTH TEX 0.60% due 02/01/2032 (a)	25,000,000
34,700,000	GULF COAST WASTE DISP AUTH TEX 0.55% due 05/01/2023 (a)	34,700,000
20,000,000	GULF COAST WASTE DISP AUTH TEX 0.55% due 07/01/2042 (a)	20,000,000
12,500,000	GULF COAST WASTE DISP AUTH TEX 0.60% due 03/01/2035 (a)	12,500,000
17,000,000	GULF COAST WASTE DISP AUTH TEX 0.60% due 06/01/2034 (a)	17,000,000
2,800,000	GULF COAST WASTE DISP AUTH TEX 0.60% due 12/01/2039 (a)	2,800,000
9,400,000	GULF COAST WASTE DISP AUTH TEX 0.70% due 04/01/2019 (a)	9,400,000
6,000,000	GULF COAST WASTE DISP AUTH TEX 0.70% due 12/01/2034 (a)	6,000,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    11

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value

Texas — (continued)
$14,000,000	HARRIS CNTY TEX 0.53% due 08/15/2035 (a)(b)	$14,000,000
16,255,000	HARRIS CNTY TEX 0.68% due 10/01/2031 (a)	16,255,000
5,575,000	HARRIS CNTY TEX 1.10% due 08/15/2033 (a)(b)	5,575,000
136,480,000	HARRIS CNTY TEX 3.00% due 02/26/2009	136,607,950
8,750,000	HARRIS CNTY TEX CULTURAL ED 0.45% due 06/01/2038 (a)	8,750,000
6,300,000	HARRIS CNTY TEX CULTURAL ED 0.60% due 09/01/2031 (a)	6,300,000
70,500,000	HARRIS CNTY TEX HEALTH FACS DEV 0.40% due 02/15/2032 (a)	70,500,000
35,500,000	HARRIS CNTY TEX HEALTH FACS DEV 0.45% due 12/01/2041 (a)	35,500,000
17,000,000	HARRIS CNTY TEX HOSP DIST REV 0.56% due 02/15/2042 (a)(b)	17,000,000
36,000,000	HOUSTON TEX 3.00% due 06/30/2009	36,187,212
4,200,000	HOUSTON TEX INDPT SCH DIST 0.53% due 08/15/2014 (a)(b)	4,200,000
34,000,000	HOUSTON TEX INDPT SCH DIST 1.85% due 06/15/2031 (a)	34,000,000
38,700,000	HOUSTON TEX UTIL SYS REV 0.45% due 05/15/2034 (a)	38,700,000
23,000,000	HOUSTON TEX UTIL SYS REV 0.60% due 05/15/2034 (a)	23,000,000
22,145,000	HOUSTON TEX UTIL SYS REV 0.60% due 05/15/2034 (a)	22,145,000
35,000,000	HOUSTON TEX UTIL SYS REV 0.60% due 05/15/2034 (a)	35,000,000
14,000,000	HOUSTON TEX UTIL SYS REV 1.10% due 05/15/2034 (a)	14,000,000
25,220,000	J P MORGAN CHASE PUTTERS / DRI 0.61% due 10/01/2016 (a)(b)	25,220,000
6,200,000	JEWETT ECONOMIC DEV CORP TEX 1.20% due 08/01/2038 (a)	6,200,000
33,700,000	KELLER TEX INDPT SCH DIST 0.75% due 08/15/2030 (a)(b)	33,700,000
9,770,000	LAKE TRAVIS TEX INDPT SCH DIST 0.53% due 02/15/2014 (a)(b)	9,770,000
9,295,000	LUBBOCK TEX HEALTH FACS DEV 0.30% due 07/01/2030 (a)	9,295,000
50,000,000	PORT ARTHUR TEX NAV DIST 0.65% due 04/01/2038 (a)	50,000,000
10,000,000	PORT ARTHUR TEX NAV DIST 0.65% due 05/01/2038 (a)	10,000,000
7,200,000	PORT ARTHUR TEX NAV DIST 0.99% due 05/01/2038 (a)	7,200,000
22,035,000	PORT ARTHUR TEX NAV DIST 1.00% due 12/01/2027 (a)	22,035,000
15,000,000	PORT ARTHUR TEX NAV DIST 1.15% due 05/01/2038 (a)	15,000,000
20,000,000	PORT ARTHUR TEX NAV DIST INDL 0.60% due 04/01/2035 (a)	20,000,000
22,500,000	PORT ARTHUR TEX NAV DIST INDL 0.60% due 04/01/2037 (a)	22,500,000

Texas — (concluded)
$10,250,000	PORT CORPUS CHRISTI AUTH TEX 0.83% due 07/01/2029 (a)	$10,250,000
11,365,000	ROCKWALL TEX INDPT SCH DIST 0.56% due 02/24/2009 (a)(b)	11,365,000
7,500,000	SAN ANTONIO TEX WTR REV 0.69% due 05/15/2040 (a)(b)	7,500,000
34,550,000	SAN ANTONIO TEX WTR REV 0.89% due 05/15/2036 (a)(b)	34,550,000
10,500,000	SCHERTZ-CIBOLO-UNVL CITY TEX 0.56% due 11/29/2015 (a)(b)	10,500,000
17,000,000	TARRANT CNTY TEX CULTURAL ED 0.35% due 08/15/2046 (a)	17,000,000
4,590,000	TEXAS A + M UNIV SYS BRD REGTS 0.50% due 07/01/2036 (a)(b)	4,590,000
63,650,000	TEXAS MUN GAS ACQUISITION + SU 0.46% due 09/15/2018 (a)(b)	63,650,000
39,510,000	TEXAS MUN GAS ACQUISITION + SU 0.77% due 09/15/2027 (a)(b)	39,510,000
4,250,000	TEXAS ST 0.46% due 04/01/2015 (a)(b)	4,250,000
8,400,000	TEXAS ST 0.46% due 10/01/2015 (a)(b)	8,400,000
29,195,000	TEXAS ST 0.49% due 04/01/2037 (a)(b)	29,195,000
7,555,000	TEXAS ST 0.50% due 04/01/2033 (a)(b)	7,555,000
6,000,000	TEXAS ST 0.70% due 06/01/2033 (a)	6,000,000
3,325,000	TEXAS ST 0.70% due 10/01/2022 (a)(b)	3,325,000
5,080,000	TEXAS ST 0.73% due 04/01/2030 (a)(b)	5,080,000
20,520,000	TEXAS ST 1.25% due 02/01/2011 (a)	20,520,000
837,500,000	TEXAS ST 3.00% due 08/28/2009	843,976,412
10,000,000	TEXAS ST DEPT HSG + CMNTY 0.62% due 09/01/2039 (a)(b)	10,000,000
4,995,000	TEXAS ST TRANSN COMMN 0.70% due 04/01/2025 (a)(b)	4,995,000
4,970,000	TRINITY RIVER AUTH TEX SOLID 0.57% due 05/01/2021 (a)	4,970,000
14,000,000	WEST SIDE CALHOUN CNTY TEX NAV 0.55% due 04/01/2031 (a)	14,000,000

Utah — 0.2%
3,800,000	CARBON CNTY UTAH POLLUTION CTL R 0.40% due 11/01/2024 (a)	3,800,000
12,000,000	EMERY CNTY UTAH POLLUTION CTL RE 0.53% due 11/01/2024 (a)	12,000,000
13,000,000	UTAH HSG CORP SINGLE FAMILY 0.40% due 01/01/2040 (a)	13,000,000
4,855,000	UTAH TRAN AUTH SALES TAX REV 0.98% due 12/15/2013 (a)(b)	4,855,000

Vermont — 0.2%
9,115,000	VERMONT EDL + HEALTH BLDGS 0.43% due 12/01/2030 (a)	9,115,000
6,585,000	VERMONT EDL + HEALTH BLDGS FIN 0.70% due 10/01/2034 (a)	6,585,000
15,000,000	VERMONT ST STUDENT ASSISTANCE 0.40% due 12/15/2040 (a)	15,000,000

12    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (continued)

Face Amount	Issue	Value

Virginia — 1.0%
$10,000,000	ALBEMARLE CNTY VA ECONOMIC DEV 0.47% due 10/01/2048 (a)	$10,000,000
2,500,000	ALBEMARLE CNTY VA INDL DEV 0.54% due 06/01/2037 (a)	2,500,000
8,000,000	ALBEMARLE CNTY VA INDL DEV 0.54% due 10/01/2037 (a)	8,000,000
6,000,000	CAPITAL BELTWAY FDG CORP VA 0.40% due 12/31/2047 (a)	6,000,000
39,000,000	CAPITAL BELTWAY FDG CORP VA 0.40% due 12/31/2047 (a)	39,000,000
8,500,000	CAROLINE CNTY VA INDL DEV AUTH 0.73% due 12/01/2037 (a)	8,500,000
7,000,000	CHARLES CITY CNTY VA ECONOMIC 0.70% due 02/01/2029 (a)	7,000,000
6,250,000	CHESAPEAKE BAY BRDG + TUNL 0.45% due 05/28/2021 (a)	6,250,000
2,000,000	FAIRFAX CNTY VA ECONOMIC DEV A 0.35% due 12/01/2033 (a)	2,000,000
12,945,000	FAIRFAX CNTY VA INDL DEV AUTH 0.32% due 05/15/2026 (a)	12,945,000
6,615,000	FAIRFAX CNTY VA INDL DEV AUTH 0.43% due 05/15/2035 (a)	6,615,000
6,880,000	HANOVER CNTY VA ECONOMIC DEV 0.42% due 11/01/2025 (a)	6,880,000
11,000,000	J P MORGAN CHASE PUTTERS / DRI 0.46% due 09/01/2010 (a)(b)	11,000,000
5,000	LEXINGTON VA INDL DEV AUTH 0.60% due 07/01/2030 (a)	5,000
3,800,000	LOUDOUN CNTY VA INDL DEV AUTH 0.25% due 02/15/2038 (a)	3,800,000
3,200,000	LOUDOUN CNTY VA INDL DEV AUTH 0.25% due 02/15/2038 (a)	3,200,000
2,490,000	LOUDOUN CNTY VA INDL DEV AUTH 0.54% due 03/01/2032 (a)	2,490,000
2,000,000	SUSSEX CNTY VA INDL DEV AUTH 0.65% due 03/01/2021 (a)	2,000,000
2,000,000	VIRGINIA COMWLTH UNIV HEALTH 0.60% due 07/01/2037 (a)	2,000,000
3,250,000	VIRGINIA COMWLTH UNIV HEALTH 0.60% due 07/01/2037 (a)	3,250,000
3,455,000	VIRGINIA ST HSG AUTH DEV AUTH 0.70% due 01/01/2017 (a)(b)	3,455,000
3,470,000	VIRGINIA ST HSG DEV AUTH 0.70% due 07/01/2023 (a)(b)	3,470,000

Washington — 2.0%
3,050,000	BELLEVUE WASH 1.13% due 12/01/2043 (a)(b)	3,050,000
3,385,000	ECLIPSE FDG TR 0.45% due 12/01/2031 (a)(b)	3,385,000
11,480,000	ECLIPSE FDG TR 0.46% due 07/01/2033 (a)(b)	11,480,000
2,850,000	KING CNTY WASH 0.46% due 01/01/2016 (a)(b)	2,850,000
36,800,000	PORT BELLINGHAM WASH INDL DEV 0.55% due 07/01/2041 (a)	36,800,000
4,530,000	SEATTLE WASH 0.46% due 06/01/2016 (a)(b)	4,530,000
5,700,000	SEATTLE WASH HSG AUTH REV 1.03% due 06/01/2040 (a)	5,700,000

Washington — (concluded)
$26,280,000	SEATTLE WASH MUN LT + PWR REV 0.75% due 10/01/2023 (a)(b)	$26,280,000
10,180,000	TACOMA WASH 0.98% due 12/01/2012 (a)(b)	10,180,000
5,715,000	WASHINGTON ST 0.48% due 07/01/2023 (a)(b)	5,715,000
10,400,000	WASHINGTON ST 0.70% due 07/01/2033 (a)(b)	10,400,000
6,690,000	WASHINGTON ST 0.98% due 01/01/2013 (a)(b)	6,690,000
22,700,000	WASHINGTON ST 1.07% due 01/01/2031 (a)(b)	22,700,000
4,000,000	WASHINGTON ST ECONOMIC DEV FIN 0.70% due 07/01/2030 (a)	4,000,000
5,000,000	WASHINGTON ST HEALTH CARE FACS 0.30% due 10/01/2028 (a)	5,000,000
16,870,000	WASHINGTON ST HEALTH CARE FACS 0.45% due 10/01/2028 (a)	16,870,000
19,895,000	WASHINGTON ST HEALTH CARE FACS 0.45% due 10/01/2031 (a)	19,895,000
38,000,000	WASHINGTON ST HEALTH CARE FACS 0.75% due 11/15/2026 (a)	38,000,000
11,160,000	WASHINGTON ST HIGHER ED FACS 0.50% due 12/01/2033 (a)	11,160,000
10,625,000	WASHINGTON ST HSG FIN COMMN 0.65% due 06/01/2037 (a)	10,625,000
3,205,000	WASHINGTON ST HSG FIN COMMN 0.78% due 12/01/2009 (a)(b)	3,205,000
9,225,000	WASHINGTON ST HSG FIN COMMN 0.65% due 06/01/2037 (a)	9,225,000
11,050,000	WASHINGTON ST HSG FIN COMMN 0.65% due 06/01/2037 (a)	11,050,000
9,030,000	WASHINGTON ST PUB PWR SUPPLY S 0.40% due 07/01/2017 (a)	9,030,000

West Virginia — 0.1%
6,665,000	WEST VIRGINIA ECONOMIC DEV 0.45% due 07/01/2014 (a)	6,665,000
9,000,000	WEST VIRGINIA ECONOMIC DEV 0.50% due 07/01/2014 (a)	9,000,000

Wisconsin — 4.2%
6,400,000	MILWAUKEE WIS 3.00% due 09/03/2009	6,451,073
16,700,000	MILWAUKEE WIS REDEV AUTH REDEV 0.60% due 05/01/2025 (a)	16,700,000
2,750,000	MILWAUKEE WIS REDEV AUTH REV 0.70% due 03/01/2019 (a)	2,750,000
16,500,000	NEW BERLIN WIS SCH DIST 2.50% due 08/26/2009	16,570,378
9,100,000	PLEASANT PRAIRIE WIS POLLUTION C 0.50% due 09/01/2030 (a)	9,100,000
52,000,000	ST WI STS G.O. ECN 1.25% due 02/11/2009	52,000,000
13,000,000	ST WI STS G.O. ECN 2.00% due 03/02/2009	13,000,000
18,245,000	ST WI STS G.O. ECN 2.10% due 02/04/2009	18,245,000
12,000,000	STATE OF WI-PETROLEUM 2.15% due 03/02/2009	12,000,000
28,000,000	STATE OF WI-PETROLEUM 2.25% due 02/04/2009	28,000,000
22,715,000	STATE OF WISCONSIN 1.00% due 02/10/2009	22,715,000
56,120,000	WISCONSIN HSG + ECONOMIC DEV A 0.70% due 09/01/2037 (a)	56,120,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    13

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Institutional Tax-Exempt Portfolio
Schedule of Investments (concluded)

Face Amount	Issue	Value

Wisconsin — (concluded)
$16,700,000	WISCONSIN HSG + ECONOMIC DEV A 0.70% due 11/01/2033 (a)	$16,700,000
13,050,000	WISCONSIN ST 0.70% due 05/01/2025 (a)(b)	13,050,000
315,900,000	WISCONSIN ST 3.00% due 06/15/2009	317,387,970
4,100,000	WISCONSIN ST HEALTH + EDL FACS 0.53% due 10/01/2033 (a)	4,100,000
10,025,000	WISCONSIN ST HEALTH + EDL FACS 0.60% due 03/01/2038 (a)	10,025,000

Total Investments in Securities (Cost $14,559,337,930) — 100.0%	$14,559,337,930

Note — Cost for federal income tax purposes is $14,559,337,930

(a)	The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at January 31, 2009. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

•	Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1	—
Level 2	$14,559,337,930
Level 3	—
Total	$14,559,337,930

This information is authorized for distribution only when it is accompanied or preceded by a current prospectus for the Merrill Lynch Funds For Institutions Series, which contains more complete information, including fees and expenses. Please read the prospectus carefully prior to investing or sending money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and subject to change. Portfolio holdings should not be deemed as a recommendation to purchase any of the securities listed above.

Prepared by BlackRock Investments, Inc.
© 2009 BlackRock, Inc. Member FINRA. All Rights Reserved.

14    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Premier Institutional Portfolio
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value

U.S. Government Agency Issues — 4.5%
Federal Home Loan Banks D/N	$75,000,000	1.80%	05/13/09	$74,625,000
	300,000,000	0.52%	06/29/09	299,363,000
Federal Home Loan Mortgage Corp. D/N	100,000,000	0.50%	07/06/09	99,786,111

Federal National Mortgage Association D/N	63,700,000	2.00%	05/14/09	63,342,572
	195,000,000	1.22%	05/15/09	194,325,950
	40,000,000	0.21%	05/20/09	39,975,033
	50,000,000	0.25%	05/28/09	49,960,069
	95,000,000	1.30%	06/22/09	94,519,722
Total U.S. Government Agency Issues
(Cost $915,897,457)				915,897,457

U.S. Government Agency Issues — Variable Rate — 8.1%
Federal Home Loan Bank	163,725,000	1.35%	03/20/09	163,744,249
	82,700,000	0.29%	08/13/09	82,700,000
	269,770,000	0.25%	08/14/09	269,755,722
	114,760,000	0.87%	02/15/10	114,760,000
	180,640,000	1.25%	07/09/10	180,588,138
Federal Home Loan Mortgage Corp.	455,705,000	1.33%	09/25/09	455,618,723
	283,415,000	0.34%	09/28/09	283,369,196
	116,000,000	1.06%	07/14/10	115,941,526
Total U.S. Government Agency Issues — Variable Rate
(Cost $1,666,477,554)				1,666,477,554

Certificates of Deposit — 3.0%
Bank of America N.A.	55,000,000	2.45%	05/19/09	55,000,000
Chase Bank USA N.A.	125,000,000	0.52%	07/15/09	125,000,000
Citibank N.A.	100,000,000	1.50%	03/17/09	100,000,000
	39,000,000	1.40%	04/02/09	39,000,000
	300,000,000	0.55%	04/09/09	300,000,000
Total Certificates of Deposit
(Cost $619,000,000)				619,000,000

Certificates of Deposit — Variable Rate — 0.9%
Wachovia Bank N.A.	175,150,000	1.83%	08/04/09	175,150,000
Total Certificates of Deposit — Variable Rate
(Cost $175,150,000)				175,150,000

Yankee Certificates of Deposit — 40.4%
Banco Bilbao Vizcaya Argentaria,	$100,000,000	3.36%	02/04/09	$100,000,055
S.A. NY	120,000,000	2.66%	03/10/09	120,001,189
	95,000,000	1.94%	03/12/09	95,000,998
	80,000,000	2.71%	04/14/09	80,001,560
	250,000,000	0.81%	04/29/09	250,005,960
	145,000,000	2.77%	05/12/09	145,003,933
	175,000,000	0.96%	07/13/09	175,007,789
	50,000,000	1.16%	08/03/09	50,002,500
Banco Santander, NY	110,000,000	3.70%	02/24/09	110,000,000
	125,000,000	2.78%	05/12/09	125,000,000
Barclays Bank Plc, NY	200,000,000	2.33%	02/03/09	200,000,000
	100,000,000	2.00%	02/09/09	100,000,000
	230,000,000	1.85%	02/11/09	230,000,000
BNP Paribas, NY	200,000,000	3.10%	02/18/09	200,000,000
	600,000,000	3.12%	02/20/09	600,000,000
	75,000,000	0.63%	04/17/09	75,000,000
	40,000,000	2.29%	06/08/09	40,000,000
Canadian Imperial Bank, NY	150,000,000	0.90%	04/09/09	150,054,899
DNB Norbank ASA, NY	70,000,000	1.90%	02/09/09	70,000,000
	50,000,000	2.05%	02/09/09	50,000,000
Intesa San Paolo SPA, NY	57,050,000	1.85%	03/10/09	57,050,000
	129,150,000	1.45%	03/11/09	129,150,000
Lloyds TSB Bank Plc, NY	86,880,000	1.90%	02/09/09	86,880,000
	140,000,000	2.10%	03/04/09	140,000,000
	109,300,000	2.08%	03/05/09	109,300,000
	150,000,000	1.80%	03/17/09	150,000,000
	185,000,000	1.52%	07/13/09	185,000,000
Mizuho Corporate Bank Ltd.,NY	58,000,000	2.00%	02/12/09	58,000,000
	125,000,000	1.50%	02/17/09	125,000,000
Nordea Bank Finland	120,000,000	3.41%	02/24/09	120,000,000
Plc, NY
Rabobank Nederland NV, NY	42,640,000	0.70%	02/12/09	42,640,000
	139,000,000	3.01%	02/19/09	139,000,000
	75,000,000	0.90%	03/16/09	75,000,000
	200,000,000	0.55%	04/23/09	200,000,000
	140,000,000	0.70%	07/13/09	140,000,000
	165,000,000	0.85%	08/03/09	165,000,000
Royal Bank of Scotland, NY	370,000,000	3.15%	02/20/09	370,000,000
	350,000,000	3.14%	03/09/09	350,000,000
	147,000,000	1.40%	03/30/09	147,000,000
San Paolo IMI SPA, NY	100,000,000	2.24%	03/03/09	100,000,000
	100,000,000	3.24%	03/03/09	100,000,000
	125,000,000	1.30%	03/16/09	125,000,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
    1

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Premier Institutional Portfolio
Schedule of Investments (continued)

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Yankee Certificates of Deposit (continued)
	$100,000,000	1.21%	03/18/09	$100,001,219
	25,000,000	0.96%	04/30/09	25,000,000
	155,000,000	2.85%	05/12/09	155,000,000
Societe Generale, NY	90,700,000	1.96%	03/05/09	90,700,000
	34,850,000	1.50%	03/11/09	34,850,000
	110,000,000	1.60%	06/17/09	110,000,000
	60,000,000	1.40%	07/07/09	60,000,000
	250,000,000	1.05%	07/13/09	250,000,000
	175,000,000	0.82%	07/14/09	175,000,000
Svenska Handelsbanken, NY	100,000,000	2.96%	02/03/09	100,000,028
	100,000,000	1.40%	02/12/09	100,000,000
	32,000,000	1.95%	03/11/09	32,000,000
	200,000,000	0.65%	03/23/09	200,000,000
Toronto Dominion Bank, NY	91,000,000	3.03%	02/11/09	91,000,000
	100,000,000	3.01%	02/13/09	100,000,000
	62,150,000	2.50%	06/09/09	62,150,000
	102,800,000	2.42%	06/11/09	102,800,000
UBS AG (Stamford Branch)	112,000,000	1.70%	03/18/09	112,000,000
	50,000,000	1.40%	03/31/09	50,000,000
	250,000,000	1.20%	04/14/09	250,000,000
Total Yankee Certificates of Deposit
(Cost $8,279,600,130)				8,279,600,130

Corporate Notes — Variable Rates — 4.1%
Bank of Montreal, Chicago Branch	271,390,000	0.94%	10/05/09	271,390,000
HSBC USA, Inc	52,655,000	1.56%	10/15/09	52,655,000
ING Bank NV	135,000,000	2.47%	08/24/09	135,000,000
Lloyds Banking Group Plc(b)	200,000,000	2.81%	08/07/09	200,000,000
Nordea Bank AB	177,000,000	1.51%	10/23/09	177,000,000
Total Corporate Notes — Variable Rates
(Cost $836,045,000)				836,045,000

Medium Term Note — Variable Rate — 0.4%
ING USA Global Funding	84,000,000	2.03%	09/18/09	84,000,000
Total Medium Term Note — Variable Rate
(Cost $84,000,000)				84,000,000

Master Notes — Variable Rate — 4.3%
Hartford Life Insurance Co.(a)(c)	$70,000,000	0.75%	10/01/09	$70,000,000
ING USA Annuity & Life Insurance	120,000,000	3.39%	09/23/09	120,000,000
Co.(a)(c)
Metlife Insurance Co. of	35,000,000	0.65%	09/01/09	35,000,000
Connecticut(a)(c)	210,000,000	0.74%	09/01/09	210,000,000
New York Life Insurance Co.(a)(c)	312,380,000	1.47%	04/13/09	312,380,000
Transamerica Life Insurance Co.(a)(c)	125,000,000	0.84%	10/02/09	125,000,000
Total Master Notes — Variable Rate
(Cost $872,380,000)				872,380,000

Commercial Paper — 10.6%
Bank of America Corp.	100,000,000	2.97%	02/09/09	99,942,347
	430,000,000	2.96%	03/09/09	428,762,556
Citigroup Funding Inc.	100,000,000	2.05%	02/20/09	99,897,500
Danske Corp.	250,000,000	2.30%	02/10/09	249,872,222
JPMorgan Chase Funding Inc.	250,000,000	1.50%	02/06/09	249,958,333
Nordea North America	25,000,000	0.95%	07/13/09	24,893,785
San Paolo IMI US Financial Co.	100,000,000	1.32%	03/02/09	99,897,333
	110,000,000	0.92%	04/20/09	109,783,544
Societe Generale North America	72,450,000	1.43%	03/16/09	72,329,129
	50,000,000	0.85%	04/30/09	49,897,292
	100,000,000	1.39%	07/07/09	99,401,528
UBS Finance (Delaware) LLC	150,000,000	1.40%	04/03/09	149,650,000
	150,000,000	1.30%	04/08/09	149,647,917
	30,000,000	1.18%	04/15/09	29,929,200
	70,000,000	1.30%	04/28/09	69,785,139
	190,000,000	1.28%	05/04/09	189,385,244
Total Commercial Paper
(Cost $2,173,033,069)				2,173,033,069

Commercial Paper (Asset-Backed) — 21.0%
Amstel Funding Corp.	15,000,000	1.20%	02/11/09	14,995,500
	50,000,000	1.45%	04/14/09	49,857,014
Amsterdam Funding Corp.	111,500,000	1.75%	02/10/09	111,456,639
Apreco LLC	30,000,000	0.85%	04/01/09	29,958,917
Aspen Funding Corp.	100,000,000	0.65%	03/16/09	99,924,167
Cafco LLC	100,000,000	0.75%	03/19/09	99,906,250
	150,000,000	0.43%	04/14/09	149,872,792
Cancara Asset Securitisation LLC	100,000,000	0.80%	03/20/09	99,897,778

2
MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Premier Institutional Portfolio
Schedule of Investments (continued)

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Commercial Paper (Asset-Backed) (continued)
Chariot Funding LLC	$30,000,000	0.85%	02/09/09	$29,995,042
	18,965,000	0.80%	03/06/09	18,951,514
	11,380,000	0.80%	03/10/09	11,370,896
Charta LLC	80,000,000	1.65%	02/13/09	79,959,667
	250,000,000	3.00%	03/04/09	249,375,000
	21,045,000	0.75%	03/19/09	21,025,270
Ciesco LLC	150,000,000	3.25%	02/13/09	149,851,042
Clipper Receivables Co. LLC	100,000,000	1.08%	03/03/09	99,913,000
	75,000,000	1.20%	03/03/09	74,927,500
CRC Funding LLC	50,000,000	1.50%	02/06/09	49,991,667
	187,000,000	0.42%	04/08/09	186,858,192
Dakota Notes Program	28,450,000	2.23%	02/06/09	28,442,951
Enterprise Funding LLC	50,000,000	1.50%	02/02/09	50,000,000
	47,900,000	3.35%	02/12/09	47,855,426
Falcon Asset Securitization Co. LLC	11,495,000	0.85%	02/09/09	11,493,100
	50,000,000	1.40%	02/09/09	49,986,389
	11,380,000	0.70%	02/10/09	11,378,230
	7,585,000	0.70%	02/11/09	7,583,673
	14,065,000	0.70%	02/17/09	14,060,898
Galleon Capital LLC	150,000,000	1.08%	03/04/09	149,865,000
Gemini Securitization Corp	100,000,000	0.35%	02/13/09	99,989,306
	75,000,000	0.40%	03/10/09	74,970,000
	75,000,000	0.55%	03/10/09	74,958,750
	100,000,000	0.75%	03/23/09	99,925,139
	200,000,000	0.75%	03/23/09	199,795,833
Jupiter Securitization Co. LLC	17,765,000	0.85%	02/10/09	17,761,644
	17,580,000	0.70%	02/26/09	17,571,796
	25,000,000	0.95%	03/05/09	24,979,549
Kitty Hawk Funding Corp.	53,050,000	3.35%	02/13/09	52,995,697
Old Line Funding LLC	77,041,000	1.50%	03/02/09	76,951,119
	42,250,000	1.65%	03/06/09	42,188,033
Palisades CP Program (Citibank	37,000,000	1.00%	02/12/09	36,989,722
Omni)
Park Avenue Recievables Corp.	28,430,000	0.95%	03/06/09	28,405,992
	15,170,000	0.80%	03/09/09	15,158,201
Ranger Funding Co. LLC	42,450,000	3.35%	02/12/09	42,410,498
	75,000,000	1.52%	02/24/09	74,930,333
Solitaire Funding LLC	175,000,000	0.48%	02/17/09	174,965,000
	200,000,000	0.53%	02/27/09	199,926,389
Thunder Bay Funding LLC	99,509,000	1.65%	03/02/09	99,381,297
	68,150,000	0.70%	04/13/09	68,057,240
Tulip Funding Corp	285,000,000	1.65%	02/05/09	284,960,812
	150,000,000	0.60%	02/17/09	149,962,500
	64,000,000	0.75%	03/03/09	63,961,333
Windmill Funding Corp.	131,700,000	1.75%	02/10/09	131,648,783
Yorktown Capital LLC	45,500,000	3.35%	02/13/09	45,453,426
	100,000,000	0.65%	04/14/09	99,871,806
Total Commercial Paper (Asset-Backed)
(Cost $4,296,923,712)				4,296,923,712

Face Amount	Issue	Value

Repurchase Agreements — 2.7%
$50,000,000	Bank of America Securities LLC, purchased on 01/30/09 to yield 0.22% to 02/02/09 collateralized by federal obligations with an aggregate value of $51,000,000.	50,000,000
502,761,000	Deutsche Bank Securities Inc., purchased on 01/30/09 to yield 0.27% to 02/02/09 collateralized by federal obligations with an aggregate value of $512,816,220	502,761,000

Total Repurchase Agreements (Cost $552,761,000)	552,761,000
Total Investments In Securities — 100.0% (Cost $20,471,267,922)	$20,471,267,922

Note — Costs for federal income tax purposes is $20,471,267,922.

*	Repurchase Agreements bear interest payable at fixed dates or upon maturity. Some U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at January 31, 2009. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

D/N—Discount Notes

(a)	Restricted securities—Investment in securities not registered -under -the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $872,380,000 -or 4.3% -of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $200,000,000 -or -1.0% of total investments.

(c)	Illiquid Security. As of January 31, 2009, the portfolio held -4.3% of its total investments, with a current market value of $872,380,000 -in these securities.

•	Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1	—
Level 2	$20,471,267,922
Level 3	—
Total	$20,471,267,922

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
    3

JANUARY 31, 2009
(Unaudited)

Merrill Lynch Premier Institutional Portfolio
Schedule of Investments

This information is authorized for distribution only when it is accompanied or preceded by a current prospectus for the Merrill Lynch Funds For Institutions Series, which contains more complete information, including fees and expenses. Please read the prospectus carefully prior to investing or sending money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and subject to change. Portfolio holdings should not be deemed as a recommendation to purchase any of the securities listed above.

Prepared by BlackRock Investments, Inc.

(Copyright) 2009 BlackRock, Inc. Member FINRA. All Rights Reserved.

4
MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

By:

/s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer (principal executive officer) of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: March 25, 2009

By:

/s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: March 25, 2009